UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Bond Fund of America

The alternative minimum tax:
What does it mean for your family?

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Annual report for the year ended August 31, 2006

The Tax-Exempt Bond Fund of America® seeks a high level of federally tax-exempt current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Investment highlights through August 31, 2006

12-month total return	+3.18%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for August
(income only, reflecting 3.75% maximum sales charge)
With a fee waiver	+3.92%
Without a fee waiver	+3.90%

Taxable equivalent distribution rate (assuming a 35% federal tax rate)
With a fee waiver	+6.03%
Without a fee waiver	+6.00%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver	+3.65%
Without a fee waiver	+3.62%

Taxable equivalent SEC yield (assuming a 35% federal tax rate)
With a fee waiver	+5.62%
Without a fee waiver	+5.57%

For current yield information, please call toll-free: 800/421-0180.

Contents
Letter to shareholders	1
The value of a long-term perspective	3
Feature	4
Summary investment portfolio	10
Financial statements	15
Directors and officers	27
The American Funds family	back cover

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	+0.56%	+4.02%	+5.12%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.47%, which reflects a fee waiver (3.45% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 5.34%, which reflects the fee waiver — 5.31% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.88% (3.86% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 26. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. Certain other income, as well as capital gain distributions, may be taxable.

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Fellow shareholders:

The Tax-Exempt Bond Fund of America benefited from continued high demand for municipal bonds during the year amid declining new issuance. This helped to partially offset the impact of generally rising interest rates.

For the 12 months ended August 31, 2006, the fund paid monthly dividends totaling about 50 cents a share. Those who reinvested dividends recorded a tax-free income return of 4.03% on their investment, equivalent to a taxable income return of 6.20% for those in the top federal tax bracket of 35%. Shareholders who elected to take their dividends in cash received an income return of 3.95%, equivalent to a taxable income return of 6.08%.

The fund’s total return for the fiscal year was 3.2%, which reflects the fund’s income return plus any change in the share price. For the fiscal year, the share price declined a modest 11 cents to $12.49. The fund’s result surpassed those of its benchmarks: the 3.0% return of the unmanaged Lehman Brothers Municipal Bond Index (which measures the investment-grade market and does not include expenses) and the Lipper General Municipal Debt Funds Average return of 2.7%.

Bond market overview

Bond market returns for the past year were limited by rising interest rates and inflation concerns. During the year, the Federal Reserve pushed short-term interest rates higher with steady increases to the federal funds target rate. From June 2004 through June 2006, the Fed increased the federal funds rate 17 consecutive times, raising it by a quarter-point at each of its rate policy meetings. However, at its August meeting, the Fed — knowing that interest rate changes often affect the economy with a lag — paused. That left the key federal funds rate at 5.25% at the end of the fund’s fiscal year.

The outlook for bond yields is closely aligned with anticipated inflation pressures and interest rate expectations. Higher inflation expectations tend to result in rising bond yields, especially in longer maturities. While it held the rate steady, the Fed indicated that if inflation were not contained, it could resume increasing rates. Though moderate by historical standards, inflation has been inching higher in recent months; a slowdown in economic activity could ease these tensions. Long-term bond prices are typically more sensitive to inflation pressures than are short-term bond prices.

How the fund responded

The environment of rising interest rates during the year was a concern, and we sought to limit the effects of lower bond prices. In an effort to preserve shareholder value, we began the fiscal year with a relatively shorter maturity structure for the fund, continuing our defensive investment strategy outlined over the past year. However, as the year progressed, we began to lengthen the fund’s maturity structure slightly to access opportunities among longer dated bonds. This ultimately worked in our favor, as long-term municipals proved less responsive to the Fed’s rate increases and produced the best results late in the fiscal year. As the market dipped and rose during the year, we were able to adjust our strategy accordingly, keeping to our mandate of both protecting shareholder value in difficult times and staying in step when the markets are improving.

[Begin Sidebar]
Results at a glance for periods ended August 31, 2006 (with all distributions reinvested)

	Total return	Average annual total return
	1 year	5 years	10 years

The Tax-Exempt Bond Fund of America	+3.18%	+4.61%	+5.60%
Lipper General Municipal Debt Funds Average*	+2.71%	+4.16%	+5.11%
Lehman Brothers Municipal Bond Index†	+3.03%	+4.95%	+5.98%

*The average does not reflect sales charges.
† The index is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.
[End Sidebar]

Later in the year, credit quality became more of a focus, as many traditional and nontraditional municipal-bond buyers pursued yield through lesser quality bonds (higher yield, BB-rated and lower). We came to believe that the yields on some of these lower quality bonds did not adequately reward long-term bondholders when considering price and inherent risk. The portfolio, which can invest up to 35% in securities rated BBB and below, held only about 20% in those bonds at the end of the fund’s fiscal year. That made it one of the fund’s highest quality portfolios in the past several years.

Emphasis on the long term

The portfolio counselors and analysts of The Tax-Exempt Bond Fund of America carefully evaluate each prospective investment, weighing the bond’s long-term potential gains against its risks. We emphasize higher quality bonds located anywhere in the United States, which gives us the opportunity to spread out risks geographically, as well as by credit quality and maturity. This helps to reduce volatility over the long term.

In addition, since its inception in 1979, the fund has never held any securities subject to the alternative minimum tax, and it continues to shield shareholders’ earnings from this tax. To learn more about this issue, we invite you to read, “The alternative minimum tax: What does it mean for your family?”, starting on page 4.

In the past year, total fund assets have grown 23%. We welcome all new shareholders, and we thank all of our shareholders for continuing to invest with The Tax-Exempt Bond Fund of America.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/Neil L. Langberg
Paul G. Haaga, Jr.	Neil L. Langberg
Vice Chairman of the Board	President

October 12, 2006
For current information about the fund, visit americanfunds.com.

Tax-free yields vs. taxable yields

Find your estimated 2006 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.92%† tax-free distribution rate as of August 31, 2006.

For example, investors in the highest tax bracket (35.0%) would need to receive a yield of 6.03% from a taxable investment in order to keep as much after taxes as they would from a tax-free investment that pays 3.92%.

If your taxable income is …
Single			Joint			Then your federal tax rate* is …	As of August 31,2006, the fund’s tax-exempt distribution rate of 3.92%† is equal to a taxable rate of …

$0	-	7,550	$0	-	15,100	10.0%	4.36%
7,551	-	30,650	15,101	-	61,300	15.0	4.61
30,651	-	74,200	61,301	-	123,700	25.0	5.23
74,201	-	154,800	123,701	-	188,450	28.0	5.44
154,801	-	336,550	188,451	-	336,550	33.0	5.85
		Over 336,550			Over 336,550	35.0	6.03

*Based on 2006 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
† Distribution rate based on the average offering price for the month of August (with the fee waiver).

The value of a long-term perspective

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus the net amount invested was $9,625.2

Here’s how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 2006, the end of the fund’s latest fiscal year.

As you can see, the $10,000 investment would have grown to $66,860 with the 3.75% maximum sales charge included and all distributions reinvested, an average annual total return of 7.32%.

[begin mountain chart]

Year ended August 31	The fund at maximum offering price[5]	The fund at net asset value (without any sales charge)[4]	CPI[7]		Lehman Muni Bond Index[3]		Lipper Gen Muni Debt Funds Average[6]

10/3/79	$9,625	$10,000	$10,000	(9/30/79)	$10,000	(12/31/79)	$10,000	(9/30/79)
1980[8]	9,447	9,815	11,166		9,543		8,845
1981	8,598	8,933	12,373		8,017		7,766
1982	10,809	11,230	13,097		10,544		9,924
1983	12,576	13,066	13,432		12,179		11,859
1984	13,502	14,028	14,008		13,234		12,801
1985	15,719	16,332	14,477		15,435		15,098
1986	19,536	20,298	14,705		18,999		18,679
1987	19,741	20,511	15,335		19,879		19,099
1988	21,067	21,888	15,952		21,246		20,489
1989	23,224	24,130	16,702		23,580		22,856
1990	24,353	25,302	17,641		25,093		23,959
1991	27,204	28,265	18,311		28,052		26,860
1992	30,132	31,307	18,887		31,184		29,910
1993	33,869	35,189	19,410		34,989		33,610
1994	33,796	35,114	19,973		35,038		33,324
1995	36,737	38,170	20,496		38,144		35,835
1996	38,763	40,274	21,086		40,142		37,666
1997	42,402	44,055	21,555		43,853		41,113
1998	45,905	47,695	21,903		47,646		44,599
1999	46,007	47,801	22,399		47,884		44,128
2000	48,432	50,320	23,164		51,128		46,486
2001	53,381	55,462	23,794		56,339		51,207
2002	56,218	58,410	24,223		59,856		53,550
2003	57,654	59,902	24,745		61,734		54,884
2004	61,786	64,195	25,402		66,121		58,827
2005	64,797	67,323	26,327		69,633		62,225
2006	66,860	69,467	27,332		71,743		64,168

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 4.75% prior to January 10, 2000.
3 The Lehman Brothers Municipal Bond Index, which started on January 1, 1980, is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.
4 Includes reinvested dividends of $49,866 and reinvested capital gain distributions of $2,462.
5 Includes reinvested dividends of $47,994 and reinvested capital gain distributions of $2,370.
6 The Lipper General Municipal Debt Funds Average includes reinvestment of dividends and capital gain distributions, but does not reflect sales charges.
7 Consumer Price Index (inflation). Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
8 For the period October 3, 1979, through August 31, 1980.
Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.
[end mountain chart]

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2006)*

	1 year	5 years	10 years	Lifetime (since October 3, 1979)

Class A shares	-0.68%	+3.81%	+5.20%	+7.32%
*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

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The alternative minimum tax:
What does it mean for your family?

Many American taxpayers are concerned that their returns could trigger the alternative minimum tax — or AMT for short — compelling them to pay a higher tax. Part of the U.S. tax code, the AMT was created nearly 40 years ago to ensure that the wealthiest taxpayers paid their fair share of federal income tax. But now the AMT applies to millions of families, not just a handful.

The AMT has its origin in scandal: In 1967, 155 wealthy Americans did not pay any federal taxes because of their creative use of legal exemptions, credits, deductions and allowances. News about those 155 people created an uproar in 1969, generating more angry letters to Congress than did the Vietnam War. In response to the public outrage, Congress created the alternative minimum tax to address tax-shelter abuses among the country’s most affluent.

That sounded fair enough to Congress and then-President Richard Nixon, who signed it into law in 1969. But what affected a handful of people at that time grew to ensnare nearly 4 million U.S. citizens in 2005. If President George W. Bush had not enacted the tax bill this May, that number would have soared to more than 20 million households for the 2006 tax year, according to the Treasury Department.

So what’s behind this Nixon-era patch, and why is it trapping millions? One answer is that, unlike most tax provisions, the AMT does not adjust for inflation. So more people hit the AMT level every year even if their real incomes do not increase. An annual income of $100,000 might have earned a spot as one of the wealthiest families in the 1970s, but that same income this year lands a family squarely in the middle class, especially in regions with high taxes. What was considered ultra-wealthy in 1969 in dollar terms is no longer so.

In simple terms, the AMT is a secondary tax computation method — with its own set of forms, rates, rules and brackets — calculated in addition to the regular federal tax method. Because the AMT law is so complex, many who are required to use this method do not realize it until they prepare their returns. They must calculate their federal income tax twice, once using the “regular” system and a second time using AMT regulations — and pay the higher of the two (see chart on page 8).

[Begin Sidebar]
The AMT is a secondary tax computation method — with its own set of forms, rates, rules and brackets.
[End Sidebar]

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[Begin Sidebar]
About 6 million taxpayers could face the AMT in 2010 simply because they have children.
[End Sidebar]

Since 2001, Congress has kept many out of the AMT’s reach by temporarily upping the income exemption level at which the tax kicks in. But a last-minute glitch in 2005 trapped millions of taxpayers because Congress did not have time to approve another increase in the exemption level. The government estimates that the AMT will affect more than 30 million taxpayers in 2010 — about one-third of all tax returns. That would include 89% of American families with two or more children and annual incomes between $75,000 and $100,000.

Families most vulnerable

The AMT spells higher taxes for families in particular. That’s because it disallows the child tax credit and personal exemptions for the taxpayer, the spouse and their children. So about 6 million taxpayers could face the AMT in 2010 simply because they have children. The AMT also has a large marriage penalty; the tax brackets for the AMT are the same whether you are married or single. Because of this, by 2010 there will be 20 times as many married couples as singles affected, according to Tax Policy Center estimates.

“The typical two-earner family with children is particularly vulnerable,” said Neil Langberg, portfolio counselor for The Tax-Exempt Bond Fund of America. “For example, a teacher and a nurse with three children.”

Even though the original tax law was intended to curb sophisticated tax sheltering — such as accelerated depreciation or oil depletion allowances — AMT taxpayers now stand to lose popular middle-class deductions. Those include state and local taxes paid; personal exemptions for themselves, their spouses and their children; and home equity loan interest. All these deductions are either disallowed or treated differently under the AMT than under the regular income tax system. Taxpayers who pay high state and local income tax or property taxes — such as in New York, California, New Jersey, Connecticut and Washington, D.C. — are more likely to trigger the AMT.

“The AMT not only affects millions of taxpayers,” says Karl Zeile, portfolio counselor with the fund. “Worse still, it’s so complicated that many people can’t predict when it will apply to them.”

Reform options

There have been several proposals in recent years to either eliminate or reform the AMT system, but it appears unlikely that Congress will make any material changes in the near future. Officials on either side of the political fence may not have the appetite for overhauling this tax, largely because the AMT raises a large amount of tax revenue: $20 billion in 2005. The Congressional Budget Office estimates that eliminating the tax could cost the government nearly $600 billion in lost revenues over the next decade.

[Begin Sidebar]
Are you subject to the AMT?

You may have heard about the alternative minimum tax and thought it couldn’t apply to you, but an increasing number of ordinary taxpayers are subject to it every year. The reason for the increase is that the alternative tax is not indexed for inflation, and each year it brings many more into the AMT range.

There are no specific tests to determine in advance whether the AMT applies to you. By law, everyone who files taxes is obligated to figure out whether they are subject to the AMT. Those taxpayers must calculate their federal income tax twice: once using the “regular” system and a second time using AMT regulations. The bottom line: Those paying the AMT will have a higher tax payment.

Most taxpayers who trigger the AMT do so because of large personal deductions for children or dependent parents, they live in a high-tax state, or they show higher than expected taxable income from a bonus, capital gains, a severance package or incentive stock options. To help the growing numbers impacted by the complicated tax, the Internal Revenue Service has created an “AMT Assistant” on its website (irs.gov).

President Bush’s tax fix in May increased the AMT income exemption levels for this year only. This current tax fix expires in 2007, when Congress must choose whether to temporarily alter the law or allow the number of Americans paying the AMT to rise to more than 20 million.
[End Sidebar]

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[Begin Sidebar]

Projections for number of AMT tax returns and AMT tax revenues

(in millions of returns)
(in billions of dollars)
35
30
25
20
15
10
5
0
100
90
80
70
60
50
40
30
20
10
0
2003
2004
2005
2006
2007
2008
2009
2010
Tax returns affected by the AMT (left scale)*
AMT receipts (right scale)†

Source: U.S. Congressional Budget Office, May 23, 2005.
*Calendar year basis.
†Fiscal year basis.

[End Sidebar]

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[Begin Sidebar]
The Tax-Exempt Bond Fund of America provides income completely exempt from the AMT.
[End Sidebar]

While it’s difficult to avoid the AMT, there are some steps taxpayers can take to minimize its effects. Limiting AMT exposure would be predominantly a matter of timing — when to sell assets, when to delay receipt of income, when to take deductions for medical and tax payments, among other strategies.

“There is no guarantee that the AMT will change meaningfully in the coming decade,” Neil says. But as more taxpayers become subject to the AMT, the situation could eventually change — especially if they choose to exert greater political pressure on their elected officials.

[Begin Sidebar]
Sample AMT calculation

Regular tax		Alternative minimum tax

Annual income	$140,000	Annual income	$140,000
Minus exemptions: 5 x $3,100	-15,500	Minus mortgage interest	-10,000

	124,500		130,000

Minus mortgage interest	-10,000	Minus AMT exemption*	-58,000
Minus state and local taxes	-17,000
		AMT taxable income	72,000
Taxable income	97,500
		AMT
Tax		(All taxable income at 26%)	$18,720
(Rates of up to 25%)	$17,850

*Based on AMT tax tables.
Source: U.S. Congressional Budget Office, Revenue and Tax Policy Brief, No. 4, April 2004. Calculations based on 2004 tax parameters.
[End Sidebar]

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The Tax-Exempt Bond Fund of America: 100% AMT-free

Reading the prospectus for The Tax-Exempt Bond Fund of America over the years, you might have noticed that the fund is “AMT-free” — but what does that mean for your tax return? The income returns from the fund are completely out of the AMT’s grasp, because the fund invests only in bonds that the government determines are wholly public interest.

The interest income generated by state and local municipal bonds is generally free from federal income tax and alternative minimum taxes. However, if bonds are used to pay for what the government calls “private activities” — such as sports stadiums, housing projects and certain industrial parks —then the interest income would be taxable for those people subject to the AMT.

“Private activity bonds could be used to fund construction of an airport or a sports stadium, or to fund certain types of bundled mortgages,” says Brenda Ellerin, portfolio counselor for the fund. “But this fund has been AMT-free since it started in 1979.”

How is the fund different from other tax-exempt bond funds? American Funds offers other bond funds with tax-exempt in their names: Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Although these are all tax-exempt for non-AMT filers, the funds can invest up to 20% of the portfolio in private-activity municipal bonds — which would be taxable for AMT payers. For some, the potential for a slightly higher yield from private-activity municipal bonds makes it desirable. But for others, especially those subject to the AMT, The Tax-Exempt Bond Fund of America provides income completely exempt from the AMT.

Summary investment portfolio, August 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[pie chart]
Quality ratings*

Aaa/AAA	45.2%
Aa/AA	20.0
A/A	9.6
Baa/BBB	9.8
Below investment -grade	10.6
Short-term securities & other assets less liabilities	4.8

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analyst. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

Bonds & notes - 95.16%	Principal amount (000)	Market value (000)	Percent of net assets

Alabama - 0.61%
Other securities		31,241.61

Alaska - 0.89%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,632.27
Other securities		32,002.62
		45,634.89

California - 7.34%
G.O. Ref. Bonds:
5.00% 2015	15,000	16,241
5.00% 2016	12,500	13,562
5.00% 2026	3,500	3,688
G.O. Bonds 6.00% 2019	5,000	5,913
Various Purpose G.O. Bonds:
5.00% 2030	20,000	20,938
5.00%-5.25% 2017-2018	11,500	12,457	1.42
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	13,788.27
Other securities		288,869	5.65
		375,456	7.34

Colorado - 2.52%
Other securities		128,662	2.52

District of Columbia - 0.65%
Other securities		33,363.65

Florida - 5.58%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program - Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,764.27
Other securities		271,565	5.31
		285,329	5.58

Georgia - 1.80%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,024.55
Other securities		63,967	1.25
		91,991	1.80

Illinois - 10.18%
City of Chicago, O'Hare International Airport:
General Airport Rev. Bonds:
Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,729
Series 2005-A, FGIC insured, 5.00% 2033	20,000	20,855
5.00% 2019-2020	3,000	3,200
General Airport Rev. Ref. Bonds 5.00%-5.25% 2012-2031	16,430	17,376	1.06
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	17,105.34
Other securities		449,076	8.78
		520,341	10.18

Indiana - 2.90%
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,434.38
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,416.26
Other securities		115,390	2.26
		148,240	2.90

Iowa - 0.87%
Other securities		44,353.87

Louisiana - 2.20%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	13,146.26
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,924.62
Other securities		67,389	1.32
		112,459	2.20

Maryland - 0.74%
Other securities		37,978.74

Massachusetts - 2.30%
Other securities		117,576	2.30

Michigan - 2.60%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	19,000	20,473.40
Other securities		112,524	2.20
		132,997	2.60

Mississippi - 0.71%
Other securities		36,158.71

Nevada - 2.60%
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	15,160	17,045.33
Other securities		116,050	2.27
		133,095	2.60

New Jersey - 4.50%
Transportation Trust Fund Auth., Transportation System Bonds:
Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	22,395
5.00%-5.25% 2015-2023	48,400	53,858	1.49
Other securities		153,633	3.01
		229,886	4.50

New York - 8.31%
Dormitory Auth., Rev. Bonds (Kaleida Health), Series 2006, FHA insured, 4.60% 2027	15,300	15,300.30
Dormitory Auth.:
State University Educational Facs. Issue:
Third General Resolution Rev. Bonds:
Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,003
6.00% 2029	10,000	11,079
Lease Rev. Bonds 5.25% 2032	3,000	3,251
State University Educational Facs. Rev. Bonds 6.00%-7.50% 2007-2013	7,260	8,137	1.38
City of New York, G.O. Bonds, 4.50%-5.625% 2010-2021	68,320	72,776	1.42
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	35,000	37,243.73
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026 (1)	20,300	21,917.43
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,427.28
Other securities		192,569	3.77
		424,702	8.31

North Carolina - 1.99%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, 5.25%-7.25% 2007-2026	61,675	66,080	1.29
Other securities		35,680.70
		101,760	1.99

Ohio - 1.31%
Other securities		66,785	1.31

Pennsylvania - 2.17%
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,854.35
Other securities		93,001	1.82
		110,855	2.17

Puerto Rico - 0.57%
Other securities		28,943.57

Rhode Island - 0.88%
Other securities		45,069.88

South Carolina - 2.23%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,068.29
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	17,290	18,306.36
Other securities		80,930	1.58
		114,304	2.23

Tennessee - 3.16%
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	14,000	14,312.28
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds:
Series 2006-A, 5.25% 2020	30,000	33,225
5.00%-5.25% 2015-2021	35,500	38,874	1.41
Other securities		74,925	1.47
		161,336	3.16

Texas - 13.93%
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,638.31
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,565.32
City of Houston, Combined Utility System, Rev. Ref. Bonds, FSA insured:
Series 2005, 5.00% 2035	13,000	13,559
Series 2005-A, 5.25% 2015	11,885	13,144.52
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,788.41
Plano Independent School Dist. (Collin County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	17,265	18,693.37
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,847.29
City of San Antonio:
Electric and Gas Systems Rev. Ref. Bonds:
New Series 2002, 5.375% 2015	24,000	26,618
5.00%-5.375% 2011-2018	28,660	30,584
Electric and Gas Systems Rev. Bonds 5.00% 2015	4,000	4,317	1.20
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	12,995.25
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,200.32
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	15,914.31
Other securities		492,499	9.63
		712,361	13.93

Virginia - 0.62%
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	15,500	16,914.33
Other securities		14,947.29
		31,861.62

Washington - 6.02%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 4.75% 2028	21,940	22,135.43
Energy Northwest:
Columbia Generating Station Electric Rev. Ref. Bonds:
Series 2001-A, FSA insured, 5.50% 2016	13,000	14,135
5.00%-5.50% 2013-2016	26,000	28,247
Electric Rev. Ref. Bonds 5.00%-5.50% 2013-2017	38,000	41,389
Public Power Supply System, Rev. Ref. Bonds:
Nuclear Project No. 2, Series 1994-A, 6.00% 2007	19,900	20,293
0%-7.125% 2008-2016	19,280	19,955	2.43
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,121.33
Other securities		144,466	2.83
		307,741	6.02

Wisconsin - 1.26%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,655	27,343.53
Other securities		37,307.73
		64,650	1.26

Other states - 3.72%
Other securities		189,959	3.72

Total bonds & notes (cost: $4,698,838,000)		4,865,085	95.16

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 4.65%	(000)	(000)	assets

State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	20,000	20,145.39
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007 (2)	20,000	20,148.39
City of New York, New York, G.O. Bonds, 3.56% 2017 (3)	1,200	1,200.02
School Dist. of Philadelphia, Pennsylvania, Tax and Rev. Anticipation Notes, Series A of 2006-2007, 4.50% 6/29/2007 (2)	20,000	20,150.40
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), 3.58% 2031-2035 (2) (3)	12,700	12,700.25
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), 3.58% 2032-2036 (2) (3)	12,200	12,200.24
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007	25,000	25,235.49
Other securities		125,931	2.47

Total short-term securities (cost: $237,609,000)		237,709	4.65

Total investment securities (cost: $4,936,447,000)		5,102,794	99.81
Other assets less liabilities		9,644.19

Net assets		$5,112,438	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including some securities for which resale may be limited to qualified institutional buyers or may require registration. The total value of such restricted securities was $6,736,000, which represented .13% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Step bond; coupon rate will increase at a later date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $4,936,447)		$5,102,794
Cash		78
Receivables for:
Sales of investments	$2,891
Sales of fund's shares	21,132
Interest	59,991	84,014
		5,186,886
Liabilities:
Payables for:
Purchases of investments	59,746
Repurchases of fund's shares	6,102
Dividends on fund's shares	4,859
Investment advisory services	1,072
Services provided by affiliates	2,506
Deferred directors' compensation	155
Other fees and expenses	8	74,448
Net assets at August 31, 2006		$5,112,438

Net assets consist of:
Capital paid in on shares of capital stock		$4,949,401
Undistributed net investment income		5,147
Accumulated net realized loss		(8,457)
Net unrealized appreciation		166,347
Net assets at August 31, 2006		$5,112,438

Total authorized capital stock - 500,000 shares, $.001 par value (409,260 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$4,266,911	341,574	$12.49
Class B	120,451	9,642	12.49
Class C	196,413	15,723	12.49
Class F	424,535	33,985	12.49
Class R-5	104,128	8,336	12.49
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2006	(dollars in thousands)
Investment income:
Income:
Interest		$209,273

Fees and expenses*:
Investment advisory services	$12,974
Distribution services	13,397
Transfer agent services	861
Administrative services	516
Reports to shareholders	122
Registration statement and prospectus	369
Postage, stationery and supplies	77
Directors' compensation	65
Auditing and legal	85
Custodian	23
Federal and state income taxes	548
Other state and local taxes	38
Other	43
Total fees and expenses before waiver	29,118
Less waiver of fees and expenses:
Investment advisory services	1,297
Total fees and expenses after waiver		27,821
Net investment income		181,452

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(2,776)
Net unrealized depreciation on investments		(28,274)
Net realized loss and unrealized depreciation on investments		(31,050)
Net increase in net assets resulting from operations		$150,402

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Year ended August 31
	2006	2005
Operations:
Net investment income	$181,452	$151,273
Net realized (loss) gain on investments	(2,776)	2,093
Net unrealized (depreciation) appreciation on investments	(28,274)	27,414
Net increase in net assets resulting from operations	150,402	180,780

Dividends paid or accrued to shareholders from net investment income	(180,247)	(150,013)

Capital share transactions	983,231	626,762

Total increase in net assets	953,386	657,529

Net assets:
Beginning of year	4,159,052	3,501,523
End of year (including
undistributed net investment income: $5,147 and $4,344, respectively)	$5,112,438	$4,159,052

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-exempt current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as net capital losses; federal income tax; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2006, the fund reclassified $501,000 from undistributed net investment income to accumulated net realized loss and $99,000 from capital paid in on shares of capital stock to undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:
(dollars in thousands)
Undistributed tax-exempt income	$5,298
Capital loss carryforward expiring in 2012*	(5,205)
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†	(3,252)
Gross unrealized appreciation on investment securities	180,752
Gross unrealized depreciation on investment securities	(9,542)
Net unrealized appreciation on investment securities	171,210
Cost of investment securities	4,931,584

*Reflects the utilization of capital loss carryforwards of $977,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

	Year ended August 31
Share class	2006	2005
Class A	$154,652	$132,769
Class B	3,899	3,934
Class C	5,697	4,688
Class F	12,412	6,350
Class R-5	3,587	2,272
Total	$180,247	$150,013

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2006, total investment advisory services fees waived by CRMC were $1,297,000. As a result, the fee shown on the accompanying financial statements of $12,974,000, which was equivalent to an annualized rate of 0.285%, was reduced to $11,677,000, or 0.256% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2006, unreimbursed expenses subject to reimbursement totaled $6,053,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$9,645	$828	Not applicable	Not applicable
Class B	1,191	33	Not applicable	Not applicable
Class C	1,771	Included in administrative services	$131	$14
Class F	790		246	37
Class R-5	Not applicable		86	2
Total	$13,397	$861	$463	$53

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $65,000, shown on the accompanying financial statements, includes $50,000 in current fees (either paid in cash or deferred) and a net increase of $15,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2006
Class A	$1,176,914	94,940	$112,764	9,098	$(576,864)	(46,556)	$712,814	57,482
Class B	13,456	1,086	2,906	234	(16,414)	(1,324)	(52)	(4)
Class C	65,739	5,302	4,371	353	(37,062)	(2,991)	33,048	2,664
Class F	271,996	21,936	9,867	797	(83,763)	(6,756)	198,100	15,977
Class R-5	48,420	3,903	1,176	95	(10,275)	(828)	39,321	3,170
Total net increase
(decrease)	$1,576,525	127,167	$131,084	10,577	$(724,378)	(58,455)	$983,231	79,289

Year ended August 31, 2005
Class A	$770,057	61,433	$95,853	7,647	$(394,984)	(31,531)	$470,926	37,549
Class B	13,205	1,054	2,941	235	(14,047)	(1,122)	2,099	167
Class C	55,779	4,450	3,486	278	(29,430)	(2,350)	29,835	2,378
Class F	137,440	10,966	5,041	402	(37,153)	(2,967)	105,328	8,401
Class R-5	22,361	1,788	645	51	(4,432)	(354)	18,574	1,485
Total net increase
(decrease)	$998,842	79,691	$107,966	8,613	$(480,046)	(38,324)	$626,762	49,980

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,345,415,000 and $393,258,000, respectively, during the year ended August 31, 2006.

Financial highlights (1)

		Income from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (4)	Ratio of net income to average net assets
Class A:
Year ended 8/31/2006	$12.60	$.50	$(.11)	$.39	$(.50)	$-	$(.50)	$12.49	3.18%	$4,267.59%		.56%	4.04%
Year ended 8/31/2005	12.51	.51	.09	.60	(.51)	-	(.51)	12.60	4.87	3,581.60		.57	4.08
Year ended 8/31/2004	12.17	.53	.33	.86	(.52)	-	(.52)	12.51	7.17	3,083.61		.61	4.23
Year ended 8/31/2003	12.41	.54	(.22)	.32	(.54)	(.02)	(.56)	12.17	2.55	2,905.61		.61	4.33
Year ended 8/31/2002	12.38	.57	.06	.63	(.57)	(.03)	(.60)	12.41	5.31	2,689.63		.63	4.73
Class B:
Year ended 8/31/2006	12.60	.41	(.11)	.30	(.41)	-	(.41)	12.49	2.42	120	1.34	1.32	3.29
Year ended 8/31/2005	12.51	.41	.09	.50	(.41)	-	(.41)	12.60	4.10	121	1.35	1.33	3.33
Year ended 8/31/2004	12.17	.44	.33	.77	(.43)	-	(.43)	12.51	6.38	119	1.36	1.36	3.48
Year ended 8/31/2003	12.41	.44	(.22)	.22	(.44)	(.02)	(.46)	12.17	1.79	114	1.37	1.37	3.56
Year ended 8/31/2002	12.38	.48	.06	.54	(.48)	(.03)	(.51)	12.41	4.53	81	1.38	1.38	3.91
Class C:
Year ended 8/31/2006	12.60	.40	(.11)	.29	(.40)	-	(.40)	12.49	2.37	196	1.40	1.37	3.22
Year ended 8/31/2005	12.51	.40	.09	.49	(.40)	-	(.40)	12.60	3.98	165	1.46	1.44	3.21
Year ended 8/31/2004	12.17	.42	.33	.75	(.41)	-	(.41)	12.51	6.24	134	1.49	1.49	3.34
Year ended 8/31/2003	12.41	.43	(.22)	.21	(.43)	(.02)	(.45)	12.17	1.66	120	1.50	1.50	3.43
Year ended 8/31/2002	12.38	.47	.06	.53	(.47)	(.03)	(.50)	12.41	4.40	82	1.51	1.51	3.79
Class F:
Year ended 8/31/2006	12.60	.49	(.11)	.38	(.49)	-	(.49)	12.49	3.11	425.65		.62	3.96
Year ended 8/31/2005	12.51	.49	.09	.58	(.49)	-	(.49)	12.60	4.74	227.72		.69	3.95
Year ended 8/31/2004	12.17	.51	.33	.84	(.50)	-	(.50)	12.51	7.02	120.75		.75	4.09
Year ended 8/31/2003	12.41	.52	(.22)	.30	(.52)	(.02)	(.54)	12.17	2.41	68.75		.75	4.19
Year ended 8/31/2002	12.38	.55	.06	.61	(.55)	(.03)	(.58)	12.41	5.15	42.78		.78	4.54
Class R-5:
Year ended 8/31/2006	12.60	.52	(.11)	.41	(.52)	-	(.52)	12.49	3.35	104.42		.39	4.22
Year ended 8/31/2005	12.51	.53	.09	.62	(.53)	-	(.53)	12.60	5.05	65.42		.40	4.25
Year ended 8/31/2004	12.17	.55	.33	.88	(.54)	-	(.54)	12.51	7.34	46.43		.43	4.41
Year ended 8/31/2003	12.41	.56	(.22)	.34	(.56)	(.02)	(.58)	12.17	2.72	38.44		.44	4.51
Period from 7/15/2002 to 8/31/2002	12.33	.07	.08	.15	(.07)	-	(.07)	12.41	1.23	37.06		.06	.59

	Year ended August 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	9%	9%	8%	8%	8%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of The Tax-Exempt Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 6, 2006

Expense example                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006, through August 31, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2006	Ending account value 8/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,022.08	$2.75	.54%
Class A -- assumed 5% return	1,000.00	1,022.48	2.75	.54
Class B -- actual return	1,000.00	1,018.31	6.56	1.29
Class B -- assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class C -- actual return	1,000.00	1,018.01	6.87	1.35
Class C -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F -- actual return	1,000.00	1,021.74	3.06	.60
Class F -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5 -- actual return	1,000.00	1,022.94	1.89	.37
Class R-5 -- assumed 5% return	1,000.00	1,023.34	1.89	.37

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing high current income exempt from federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. Among other things, they compared the fund’s total returns with the average returns of all the funds included in the Lipper General Municipal Debt Funds category (the Lipper category that includes the fund) and the Lipper General Municipal Debt Funds Index (comprised of the 30 largest funds in the category each year). The board and the committee noted that for the one-, three-, five- and 10-year periods ended December 31, 2005, the fund’s investment results were above the averages of the funds included in the Lipper category for all periods and were above the Lipper index for the five- and 10-year periods.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of funds in the Lipper General Municipal Debt Funds Index as of August 31, 2005. The board and the committee observed that the fund’s advisory fees were well below the median for all such funds as of the end of each of the fund’s last 10 fiscal years and its total expenses were at or below the median for all such funds for the past seven years. The board and the committee also noted that the 5% advisory fee waiver that CRMC put into effect in September 2004 was increased to 10% on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Other share class results                                                                unaudited

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2006 (the most recent calendar quarter):

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
sold within six years of purchase	-1.26%	+3.70%	+5.22%
Not reflecting CDSC	+3.74%	+4.04%	+5.22%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.68%	+3.93%	+4.24%
Not reflecting CDSC	+3.68%	+3.93%	+4.24%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+4.44%	+4.69%	+4.98%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 21 for details.

*These shares are sold without any initial or contingent deferred sales charge.

Tax information                                                                                                    unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2006:

Exempt interest dividends                                             100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Board of directors

“Independent” directors

Name and age	Year first elected a director of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 72		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 73	1979	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Diane C. Creel, 57	1994	Chairman of the Board, President and CEO
		Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 71	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and Non-Executive)		communities)

Leonard R. Fuller, 60	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 71	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 63	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)
“Independent” directors

Name and age	Number of portfolios in fund complex[2] overseen by director	Other directorships[3] held by director

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 72

H. Frederick Christie, 73	20	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 57	13	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

Martin Fenton, 71	17	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 60	15	None

R. Clark Hooper, 60	18	JPMorgan Value Opportunities Fund

Richard G. Newman, 71	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 63	13	None

“Interested” directors4

Name, age and position with fund	Year first elected a director or officer of the fund[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Abner D. Goldstine, 76	1979	Senior Vice President and Director,
Vice Chairman of the Board		Capital Research and Management Company

Paul G. Haaga, Jr., 57	1986	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Director, The Capital Group Companies, Inc.[5]

Neil L. Langberg, 53	1985	Vice President — Investment Management Group,
President		Capital Research and Management Company

“Interested” directors[4]

Name, age and position with fund	Number of portfolios in fund complex[2] overseen by director	Other directorships[3] held by director

Abner D. Goldstine, 76	13	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 57	16	None
Vice Chairman of the Board

Neil L. Langberg, 53	1	None
President

The statement of additional information includes additional information about fund directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Please see page 28 for footnotes.

Other officers

Name, age and position with fund	Year first elected an officer of the fund[1]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Brenda S. Ellerin, 43	1999	Senior Vice President, Capital Research Company[5]
Senior Vice President

Edward B. Nahmias, 54	2004	Senior Vice President, Capital Research Company[5]
Vice President

Kristine M. Nishiyama, 36	2003	Vice President and Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 42	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Sharon G. Moseley, 38	2003	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Susi M. Silverman, 36	2001	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Three Embarcadero Center
San Francisco, CA 94111-4004

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2006, portfolio of The Tax-Exempt Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                    Capital Research and Management                           Capital International                 Capital Guardian                Capital Bank and Trust

Lit. No. MFGEAR-919-1006P

Litho in USA BBC/PNL/8068-S7501

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Martin Fenton, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board, nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$72,000
2006	$75,000
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	None
2006	None
c) Tax Fees:
2005	None
2006	$26,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2005	None
2006	None

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $6,000 for fiscal year 2005 and $33,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds®]

The Tax-Exempt Bond Fund of America
Investment portfolio
August 31, 2006

	Principal amount	Market value
Bonds & notes — 95.16%	(000)	(000)

ALABAMA — 0.61%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2000, 5.75% 2020	$ 2,000	$ 2,078
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.50% 2021	3,000	3,089
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.00% 2013	1,000	1,046
Industrial Dev. Board of the Town of Courtland, Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.75% 2017	2,000	2,047
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2016	1,675	1,797
Health Care Auth. of the City of Huntsville, Series 1994-A Bonds, MBIA insured, 5.00% 2018	2,100	2,235
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[1]	6,250	3,666
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2017	1,000	1,089
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2018	3,000	3,255
Jefferson County Public Building Auth., Lease Rev. Warrants, Series 2006, AMBAC insured, 5.125% 2019	1,000	1,081
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured, 5.125% 2029 (preref. 2009)	2,865	2,992
Lauderdale County and the City of Florence Health Care Auth., Coffee Health Group Bonds, Series 2000-A, MBIA insured, 5.50% 2009	1,150	1,205
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015	5,255	5,661
		31,241

ALASKA — 0.89%
Municipality of Anchorage, G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012	2,895	3,174
Municipality of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Series 2005, FSA insured, 5.00% 2016	2,035	2,186
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds, Series 1996, MBIA insured, 6.50% 2014	5,000	5,932
Housing Fin. Corp., Rev. Bonds, Series 1998-A-1, 5.30% 2017	4,105	4,158
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008	10,935	10,222
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 5.80% 2012 (preref. 2010)	3,385	3,636
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,575	1,682
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	12,850	13,632
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, MBIA insured, 4.00% 2011	1,000	1,012
		45,634

ARIZONA — 0.31%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009	1,085	1,124
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016	935	956
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009 (preref. 2007)	490	500
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project), Series 1998-A, 5.00% 2016 (preref. 2008)	65	66
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project), Series 2004-A, XLCA insured, 5.00% 2011	3,000	3,160
City of Phoenix Civic Improvement Corp., Transit Excise Tax Rev. Bonds (Light Rail Project), Series 2004, AMBAC insured, 5.00% 2007	2,420	2,449
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	1,025
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds, Series 2004-A, 5.00% 2016	5,975	6,424
		15,704

CALIFORNIA — 7.34%
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.85% 2015	1,375	1,444
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,022
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.50% 2007	480	487
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,518
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	1,675	1,713
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	5,300	5,426
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,905
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,085
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 1998, 5.375% 2028	2,500	2,531
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	2,385	2,404
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2025	1,100	1,110
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	2,880	3,161
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.10% 2026	750	763
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	720	725
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven), Series 2005, 5.10% 2023	2,025	2,062
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,285	3,321
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2009	500	516
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2011	1,000	1,044
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)	1,500	1,542
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 4.50% 2035	1,785	1,716
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,164
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,782
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,435	1,518
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,036
Educational Facs. Auth., Rev. Bonds (Stanford University), Series N, 5.35% 2027	3,000	3,083
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2010	500	498
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 4.00% 2011	515	512
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	992
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2010	490	511
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2011	510	534
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2014	600	636
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2015	625	664
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	975	1,025
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	2,000	2,159
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,085
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,088
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,062
G.O. Bonds 6.00% 2019	5,000	5,913
G.O. Ref. Bonds 5.00% 2015	15,000	16,241
G.O. Ref. Bonds 5.00% 2016	12,500	13,562
G.O. Ref. Bonds 5.00% 2026	3,500	3,688
Various Purpose G.O. Bonds 5.00% 2017	3,500	3,784
Various Purpose G.O. Bonds 5.25% 2018	8,000	8,673
Various Purpose G.O. Bonds 5.00% 2030	20,000	20,938
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,423
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, FGIC insured, 5.00% 2035	10,000	10,420
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,560	13,788
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	420	436
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	4,680	4,774
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,647
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	5,000	4,873
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	2,000	2,126
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,629
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.10% 2007	25	25
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C-4, Class I, 5.20% 2009	15	15
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	1,715	1,772
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, Series 2006, 5.00% 2029	1,500	1,506
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Two, 5.50% 2029	3,000	3,095
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2024	975	979
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.10% 2029	1,520	1,537
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,250	1,378
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Rosetta Canyon), Special Tax Bonds (Improvement Area A), Series 2006, 5.15% 2036	2,000	2,002
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	2,000	2,014
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,072
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	2,000	2,038
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	2,000	2,162
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	7,000	7,314
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001, AMBAC insured, 5.50% 2015	2,150	2,339
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,858
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,594
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,589
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	10,500	11,443
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-A, Citibank, NA letter of credit, 4.00% 2006	2,500	2,503
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.00% 2016	1,495	1,530
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	920	939
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.10% 2028	2,410	2,440
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	6,000	6,171
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	2,000	2,065
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.00% 2025	2,000	2,033
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	1,000	1,016
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	930	939
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 4.90% 2018	1,790	1,813
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.125% 2026	1,770	1,796
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,290	1,317
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	6,500	6,609
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2018	7,820	8,635
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Madera County, Valley State Prison for Women), Series 2005-H, 5.00% 2019	7,500	7,975
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,567
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	3,350	3,598
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	2,000	2,172
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	3,000	3,154
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 1993-A, 5.50% 2021	2,000	2,002
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 4.625% 2024	1,205	1,224
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 4.625% 2025	1,265	1,283
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,072
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds, Series 2006, 5.35% 2026	2,780	2,837
City of Rancho Cucamonga, Community Facs. Dist. No. 2004-01 (Rancho Etiwanda Estates), Special Tax Bonds, Series 2006, 5.375% 2036	3,135	3,193
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2020	460	465
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2021	620	627
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2022	635	641
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,276
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2030	1,590	1,587
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011 (preref. 2009)	2,955	3,214
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025 (preref. 2009)	2,645	2,899
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.30% 2007	2,665	2,690
City of Roseville, North Central Roseville Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 1999, 5.80% 2017	3,245	3,405
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,465	1,614
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	515
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,500	1,542
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,500	1,542
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	983
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project--Infrastructure), Series 2006-B, RADIAN insured, 4.875% 2036	2,000	2,027
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2019	4,000	4,296
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2020	4,000	4,279
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2005-B, AMBAC insured, 5.00% 2014	3,000	3,253
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027	2,995	3,117
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,195	1,276
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[2]	2,100	2,107
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	2,000	2,002
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,102
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,844
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,314
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,663
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.90% 2034	1,625	1,705
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	1,370	1,485
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014	1,300	1,334
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,000	1,121
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.375% 2022 (preref. 2012)	3,000	3,306
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,108
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.50% 2009	1,000	1,048
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2014	3,000	3,374
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,208
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes), Special Tax Bonds, 6.00% 2033 (preref. 2011)	1,000	1,113
		375,456

COLORADO — 2.52%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds, Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,063
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	1,000	1,010
City and County of Denver, Airport System Rev. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	3,500	3,741
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,446
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2017 (preref. 2013)	5,000	5,376
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	5,655	6,184
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,400	3,581
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.20% 2012	1,000	1,029
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.40% 2017	2,000	2,057
EagleBend Affordable Housing Corp., Rev. Ref. Bonds (Multi-family Housing Project), Series 1997-A, 6.45% 2021	3,175	3,266
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Academy of Charter Schools Project), Series 2006-A, 4.75% 2036	2,000	1,965
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2016	1,000	1,049
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.25% 2023	1,725	1,817
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2005, 5.00% 2035	3,000	3,055
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2000, 6.60% 2016	5,250	5,833
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.90% 2027	3,670	3,951
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2004-B, 3.75% 2034 (put 2009)	1,250	1,233
Health Facs. Auth., Hospital Rev. Bonds (PorterCare Adventist Health System Project), Series 2001, 6.50% 2031 (preref. 2011)	3,800	4,329
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,210
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,131
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project), Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,452
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.375% 2010	1,500	1,587
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2014	3,000	3,216
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2001, 5.50% 2015	4,250	4,552
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2002-A, 5.00% 2009	1,000	1,030
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	9,000	9,777
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,500	3,636
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	11,000	11,117
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-A-3, 7.00% 2016	100	102
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-3, 6.80% 2028	55	56
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-C-3, 6.75% 2017	65	66
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-B-3, 6.55% 2025	565	574
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	680	690
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2011	2,600	2,207
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A, MBIA insured, 0% 2012	4,700	3,831
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds, Series 2001, 7.25% 2031	3,775	4,066
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026	5,285	5,800
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	7,310	7,948
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2026	1,500	1,562
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	2,000	2,067
		128,662

CONNECTICUT — 0.46%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	5,025	5,263
G.O. Bonds, Series 2001-B, 5.375% 2016 (preref. 2011)	1,900	2,046
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2007)[2]	2,470	2,564
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A, 6.40% 2011 (preref. 2006)[2]	2,025	2,065
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 5.375% 2011	1,000	1,028
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.00% 2016	1,000	1,061
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2021	4,500	4,821
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2001, 6.25% 2031	1,500	1,598
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	3,000	3,032
		23,478

DISTRICT OF COLUMBIA — 0.65%
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.25% 2016	1,000	1,103
Ballpark Rev. Bonds, Series 2006-B-1, FGIC insured, 5.00% 2017	2,370	2,559
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	1,000	1,081
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2018	2,000	2,144
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2019	2,000	2,134
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2020	2,780	2,956
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2023	1,575	1,662
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC insured, 5.00% 2024	7,000	7,376
G.O. Ref. Bonds, Series 1993-B-1, AMBAC insured, 5.50% 2009	1,500	1,574
G.O. Ref. Bonds, Series 2002-C, XLCA insured, 5.25% 2013	1,000	1,075
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2014	1,545	1,662
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2015	1,535	1,658
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program), Series 2005, FSA insured, 5.00% 2022	5,015	5,291
Tax Increment Rev. Bonds (Gallery Place Project), Series 2002, FSA insured, 5.50% 2016	1,000	1,088
		33,363

FLORIDA — 5.58%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds, Series 1996, 7.60% 2018 (preref. 2006)	720	732
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project), Series 2006-B, 5.25% 2016	4,790	4,868
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Projects), Series 2006-B-2, 5.10% 2016	1,250	1,256
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,750	1,770
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012	3,500	3,659
Baywinds Community Dev. Dist. (Homestead), Special Assessment Bonds, Series 2006-B, 4.90% 2012	1,500	1,516
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.00% 2014	735	806
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project), Series 2002-B, 7.25% 2033	735	795
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	2,000	2,013
Broward County Resource Recovery Rev. Ref. Bonds (Wheelabrator North Broward Inc. Project), Series 2001-A, 5.50% 2008	2,000	2,073
School Board of Broward County, Ref. Certs. of Part., Series 2004-B, FSA insured, 5.25% 2016	5,000	5,545
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032	12,485	13,764
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2010	815	823
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	1,220	1,231
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	1,000	1,009
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,000	1,079
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2013	4,000	4,347
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2003-B, 5.00% 2007	115	115
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031	2,940	3,165
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	8,145	8,732
Gateway Services Community Dev. Dist., Special Assessment Bonds (Stoneybrook Project), Series 2003, 5.50% 2008	750	755
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010	2,275	2,296
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2002, 6.125% 2007	200	200
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2004-B, 5.00% 2009	160	160
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	950	1,036
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	200	202
Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B, 7.625% 2008	220	221
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	460	464
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,420	3,744
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	3,455	3,508
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008	110	110
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006	100	100
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2010	1,055	1,099
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2011	1,205	1,263
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.00% 2012	2,000	2,110
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2002-B, 5.25% 2023	8,000	8,350
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-I, 5.00% 2029 (put 2009)	4,000	4,120
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-A, 5.00% 2015	1,000	1,064
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-A, 5.00% 2020	455	477
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	1,000	1,063
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,325	1,410
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017	1,200	1,267
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020	1,140	1,195
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2012	1,000	1,054
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.25% 2015	3,500	3,737
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A, 5.00% 2018	3,500	3,645
Huntington Community Dev. Dist., City of Miramar, Special Assessment Bonds, Series 2004-B, 5.00% 2009	1,380	1,389
Jacksonville Electric Auth., St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 17, 5.00% 2015	4,000	4,209
Jacksonville Electric Auth., Water and Sewer System Rev. Bonds, Series 2004-C, 5.00% 2007	2,000	2,029
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-A, 7.40% 2032	815	887
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2001-B, 6.40% 2011	860	876
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-A, 6.50% 2032	1,950	2,102
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds, Series 2003-B, 5.40% 2008	1,035	1,036
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	5,500	5,514
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010	310	311
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	3,215	3,229
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	1,000	1,012
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 5.80% 2006	1,005	1,006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 1997-A, 6.25% 2017	5,550	5,711
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.25% 2006	1,150	1,152
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2010	1,500	1,560
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2021	1,550	1,593
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.50% 2029	7,750	7,920
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2012	1,360	1,423
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2013	1,840	1,921
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2014	500	521
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 1999-A, 5.75% 2015	1,900	1,980
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	3,835	4,164
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-B, 6.75% 2007	105	105
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,480	3,761
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds, Series 2004, 4.60% 2018	3,245	3,273
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-A, 6.40% 2034	1,950	2,097
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.25% 2007	145	145
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	1,120	1,119
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2035	1,575	1,653
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2003-B, 5.125% 2007	600	600
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,000	1,050
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015	3,000	3,040
Miami-Dade County Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children’s Hospital Project), Series 2001-A, AMBAC insured, 5.625% 2016	5,495	5,992
School Board of Miami-Dade County, Certs. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)	2,520	2,578
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022	395	413
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	127
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds (Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,455
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project), Series 2004-B, 6.50% 2037	1,000	1,107
Monterra Community Dev. Dist. (Cooper City), Special Assessment Bonds, Series 2005-B, 5.00% 2010	1,500	1,508
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-B, 5.30% 2012	1,500	1,514
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	1,000	1,009
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.85% 2013 (preref. 2009)	625	655
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 5.90% 2019 (preref. 2009)	1,085	1,161
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B), Series 1999, 6.00% 2029 (preref. 2009)	1,100	1,180
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.50% 2010	700	714
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	1,000	1,027
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2004, 5.25% 2009	3,500	3,656
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014	4,135	4,568
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020	2,750	2,812
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project), Series 2004, FGIC insured, 5.00% 2030 (put 2011)	1,650	1,736
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,690	1,706
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	3,650	3,678
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011	1,430	1,449
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	1,445	1,567
Polk County, Transportation Improvement Rev. Ref. Bonds, Series 2004, FSA insured, 5.00% 2025 (put 2010)	3,000	3,144
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2000-A, 6.95% 2031	2,595	2,766
Sarasota County Public Hospital Board, Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project), Series 1998-B, MBIA insured, 5.25% 2014	1,000	1,090
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2006, MBIA insured, 5.00% 2020	7,450	7,990
South Broward Hospital Dist., Hospital Rev. and Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2006, MBIA insured, 5.00% 2021	4,895	5,237
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	1,915	2,103
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	1,975	2,029
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	3,145	3,188
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-A, 7.00% 2032	1,770	1,889
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010	165	165
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	6,800	6,831
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,500	1,512
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	990	1,021
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	2,000	2,050
University Place Community Dev. Dist. (Manatee County), Series 2001-A, 7.00% 2032	930	1,015
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2033	3,835	4,146
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.25% 2034	2,250	2,416
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	1,000	1,076
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	720	722
Verandah East Community Dev. Dist. (Lee County), Capital Improvement Rev. Bonds, Series 2006, 5.40% 2037	2,000	2,042
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Community Infrastructure Projects), Series 2006-A, 5.375% 2037	2,080	2,087
Verano Center Community Dev. Dist. (City of Port St. Lucie), Special Assessment Bonds (Dist. No. 1 Infrastructure Projects), Series 2006-B, 5.00% 2012	1,745	1,750
Volusia County Educational Facs. Auth., Educational Facs. Rev. and Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2005, RADIAN insured, 5.00% 2013	1,510	1,609
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-A, 6.95% 2031	475	515
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	235	237
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	7,000	7,232
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 3), Series 2006, 5.50% 2037	1,500	1,519
		285,329

GEORGIA — 1.80%
City of Atlanta, Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009	1,000	1,065
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2004-J, FSA insured, 5.00% 2034	26,955	28,024
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014	3,000	3,326
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024	10,000	11,126
City of Atlanta, Tax Allocation Bonds (Princeton Lakes Project), Series 2006, 5.50% 2031	1,735	1,762
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022	8,500	9,656
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, FSA insured, 5.00% 2012	6,000	6,429
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (Park at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)	5,985	6,042
G.O. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	8,000	8,590
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2014	2,000	2,080
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.00% 2015	1,000	1,041
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds (Georgia College & State University Foundation Property III, LLC Student Housing System Project), Series 2004, 5.625% 2030	5,000	5,356
Municipal Electric Auth., General Power Rev. Bonds, Series X, 6.50% 2012	1,215	1,314
Municipal Electric Auth., Project One Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012	5,700	6,180
		91,991

HAWAII — 0.20%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013 (preref. 2007)	3,000	3,085
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013	1,370	1,474
City and County of Honolulu, G.O. Bonds, Ref. and Improvement, Series 1993-B, 5.00% 2013 (escrowed to maturity)	630	681
City and County of Honolulu, G.O. Bonds, Series 2001-A, FSA insured, 5.375% 2012 (preref. 2011)	2,000	2,156
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2015 (preref. 2011)	1,875	2,030
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2001, AMBAC insured, 5.50% 2016 (preref. 2011)	1,000	1,083
		10,509

ILLINOIS — 10.18%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 0%/5.90% 2027[3]	2,000	1,989
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2015	2,500	2,677
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,606
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	7,470	8,052
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2016	3,000	3,238
Build Illinois Bonds, Sales Tax Rev. Bonds (Illinois FIRST), Series 2001, 5.50% 2017	8,000	8,596
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 5.00% 2030	2,000	2,052
Central Lake County Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003, AMBAC insured, 5.25% 2015	5,095	5,529
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2017	4,875	5,226
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2018	5,120	5,466
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,715
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,981
City of Chicago, G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured, 5.25% 2020	2,000	2,235
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	2,000	2,136
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,064
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2021	12,000	12,729
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2005-A, FGIC insured, 5.00% 2033	20,000	20,855
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012	1,500	1,593
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2004-A, MBIA insured, 5.00% 2031	10,430	10,829
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, FGIC insured, 5.25% 2015	1,500	1,646
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.25% 2016	3,000	3,308
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997, AMBAC insured, 6.75% 2012	1,000	1,164
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2011	2,745	2,248
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2014	7,085	5,086
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	2,228
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B, FGIC insured, 0% 2014	2,000	1,436
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2007	7,000	6,691
City of Chicago, Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds, Series 2000-A, AMBAC insured, 0% 2008	7,000	6,440
City of Chicago, Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014	3,500	2,515
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2019	10,455	11,166
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, FSA insured, 5.00% 2020	4,000	4,260
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Admin. Section 5307 Formula Funds), Series 2004-B, AMBAC insured, 5.00% 2011	2,000	2,116
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	6,500	7,744
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011	4,000	4,522
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 1994-D, FGIC insured, 7.75% 2019	4,500	5,871
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2002-B, FGIC insured, 5.375% 2014	4,000	4,373
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 5.85% 2026	500	510
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project), Series 2006, 6.00% 2041	1,000	1,019
Dev. Fin. Auth., Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010	5,423
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2016	7,165	7,810
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust), 5.50% 2017	2,885	3,137
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,011
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,115
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,060
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026	6,000	6,198
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 1997, 5.05% 2032 (put 2010)	4,675	4,890
Educational Facs. Auth., Rev. Bonds (Northwestern University), Series 2003, 5.00% 2017	3,255	3,459
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 3.45% 2036 (put 2008)	4,200	4,178
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-2, 4.00% 2036 (put 2008)	3,235	3,249
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2012	1,000	1,066
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2024	1,000	1,049
Fin. Auth., Rev. Bonds (University of Chicago), Series 2004-A, 5.00% 2034	5,500	5,703
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2018	3,000	3,177
Educational Facs. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2003-A, 5.375% 2023	1,500	1,583
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.00% 2022	1,250	1,353
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2030	7,000	7,615
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.25% 2034	4,145	4,201
Educational Facs. Auth., Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project), Series 2002, 6.625% 2017	3,860	4,307
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	1,000	1,035
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	16,500	17,105
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	3,900	4,050
Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-A, 3.75% 2015 (put 2009)	2,000	1,990
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2009	2,335	2,430
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,877
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,375
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	1,036
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,289
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	1,235	1,355
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,062
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,123
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2011	1,165	1,232
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2015	1,000	1,081
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-A, 5.00% 2016	1,700	1,831
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.125% 2027	2,000	2,029
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,113
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	5,800	5,991
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	7,725	8,000
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.00% 2007	1,070	1,084
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,745	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2009	2,500	2,596
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2011	2,295	2,421
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2014	1,000	1,067
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016	2,000	2,246
G.O. Bonds, Series of January 2006, 5.00% 2016	3,000	3,260
G.O. Bonds, Series of January 2006, 5.00% 2020	10,000	10,696
G.O. Bonds, Series of June 2006-A, 5.00% 2016	6,935	7,550
G.O. Bonds, Series of March 2004-A, 5.00% 2034	10,870	11,272
G.O. Ref. Bonds, Series of June 2006, 5.00% 2018	9,330	10,177
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007	700	708
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008	810	828
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009	840	855
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010	1,310	1,339
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013	2,130	2,182
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018	2,115	2,186
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008	220	227
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016	1,765	1,823
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,062
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.50% 2009 (preref. 2008)	1,090	1,119
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 4.625% 2010 (preref. 2008)	1,690	1,739
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2007 (escrowed to maturity)	920	933
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-A, 5.00% 2008 (escrowed to maturity)	1,060	1,088
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, 4.875% 2013 (preref. 2008)	330	341
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 1998-B, MBIA insured, 5.25% 2018 (preref. 2008)	385	401
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	2,835	3,108
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.25% 2012 (preref. 2010)	4,425	4,871
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.50% 2008 (preref. 2007)	780	809
Health Facs. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 1997-A, 5.80% 2016 (preref. 2007)	6,235	6,487
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.00% 2008	1,230	1,252
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	580	598
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.25% 2012 (preref. 2009)	6,960	7,281
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028 (preref. 2009)	1,420	1,482
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2008	1,640	1,689
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2009	2,290	2,378
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.50% 2010	2,440	2,531
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.20% 2012	2,200	2,266
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2013	2,430	2,502
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	5,050	5,174
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2010 (preref. 2009)	1,835	1,962
Health Facs. Auth., Rev. Bonds (Children’s Memorial Hospital), Series 1999-A, AMBAC insured, 5.75% 2011 (preref. 2009)	1,690	1,807
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2001, 5.875% 2031	3,500	3,667
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2028	1,000	1,065
Health Facs. Auth., Rev. Bonds (Edward Hospital Obligated Group), Series 2001-A, FSA insured, 5.50% 2012	2,545	2,749
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	4,890
Health Facs. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 1997-A, 5.25% 2018 (preref. 2007)	4,675	4,840
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.25% 2008	4,000	4,107
Health Facs. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 1998-A, MBIA insured, 5.375% 2013	1,785	1,848
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project), Series 2001-A, 7.375% 2031 (preref. 2011)	1,500	1,757
Health Facs. Auth., Rev. Bonds (OSF Healthcare System), Series 1999, 6.25% 2019 (preref. 2009)	4,500	4,897
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2000, 6.85% 2029 (preref. 2010)	2,500	2,831
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022	5,000	5,353
Health Facs. Auth., Rev. Bonds (Sherman Health Systems), Series 1997, AMBAC insured, 5.50% 2010	2,595	2,659
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 5.75% 2009	840	841
Health Facs. Auth., Rev. Ref. Bonds (Edward Hospital Project), Series 1993-A, 6.00% 2019	1,435	1,467
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2010	1,035	1,067
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010	760	761
Community Unit School Dist. No. 308, Kendall, Kane and Will Counties, G.O. School Bonds, Series 2002-B, FGIC insured, 5.25% 2015	2,775	2,997
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	1,255	1,293
Metropolitan Pier and Exposition Auth., Ref. Bonds (McCormick Place Expansion Project), Series 2002-B, MBIA insured, 5.25% 2011	2,000	2,139
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds, Limited Tax Series D of December 2002, 5.00% 2012	2,650	2,839
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds, Unlimited Tax Series of May 2006, 5.00% 2023	7,000	7,435
Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, FSA insured, 5.00% 2015	5,000	5,416
Township High School Dist. No. 205, Cook County (Thornton), G.O. Limited Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008	4,730	4,352
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,066
Board of Trustees of the University of Illinois, Certs. of Part. (Utility Infrastructure Projects), Series 2001-A, AMBAC insured, 5.375% 2015 (preref. 2011)	3,530	3,810
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2017	2,000	1,252
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2016	1,500	1,629
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, MBIA insured, 5.00% 2017	1,500	1,625
		520,341

INDIANA — 2.90%
Boone County Hospital Assn., Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010	1,255	1,310
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	4,000	4,153
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2017	1,500	1,671
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	2,000	2,033
Fort Wayne Hospital Auth., Rev. Bonds (Parkview Health System, Inc. Project), Series 1998, MBIA insured, 5.25% 2008	1,895	1,958
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2036	3,500	3,583
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group), Series 2006-A, 5.00% 2039	19,000	19,434
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2017	1,295	1,372
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2018	1,425	1,505
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	6,500	6,730
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	5,000	5,142
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.25% 2016 (preref. 2009)	3,000	3,178
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity National Health System), Series 1997-D, 5.00% 2026 (preref. 2007)	13,215	13,416
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, 5.50% 2016 (preref. 2007)	2,750	2,828
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, MBIA insured, 5.25% 2008 (preref. 2007)	1,700	1,747
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Partners, Inc.), Series 1996-A, MBIA insured, 5.50% 2016 (preref. 2007)	4,000	4,114
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2012	2,000	2,128
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2014	3,520	3,787
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2015	3,200	3,463
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2005-A, AMBAC insured, 5.00% 2019	4,195	4,472
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Holy Cross Health System Corp.), Series 1998, MBIA insured, 5.375% 2010	7,095	7,347
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Sisters of St. Francis Health Services, Inc. Project), Series 1997-A, MBIA insured, 5.00% 2008	1,000	1,029
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,275	1,379
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2016	1,605	1,733
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2018	1,735	1,814
Trustees of Indiana University, Student Fee Bonds, Series O, FGIC insured, 5.375% 2016	4,690	5,237
Trustees of Ivy Tech State College, Student Fee Bonds, Series H, AMBAC insured, 5.00% 2014	1,000	1,071
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref. Bonds, Series 2001-A, MBIA insured, 5.50% 2015	3,370	3,629
Trustees of Purdue University, Student Fee Bonds, Series R, 5.375% 2015	1,250	1,356
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured, 5.25% 2012	2,590	2,799
State Office Building Commission, Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured, 5.50% 2016 (preref. 2012)	5,650	6,199
State Office Building Commission, Rev. Bonds (Correctional Facs. Program), Series 1995-B, AMBAC insured, 6.25% 2012	8,490	9,359
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2013	2,000	2,186
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2014	2,000	2,191
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	4,000	4,386
State Revolving Fund Program Bonds, Series 2001-A, 5.375% 2015	2,250	2,467
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,294
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,590	4,740
		148,240

IOWA — 0.87%
City of Ames, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003, AMBAC insured, 5.00% 2013	1,000	1,069
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2015	535	568
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2022	1,825	1,922
City of Coralville, Certs. of Part. (Coralville Marriott Hotel and Convention Center), Series 2006-D, 5.25% 2026	1,250	1,312
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.50% 2011 (preref. 2009)	1,420	1,508
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured, 5.60% 2012 (preref. 2009)	1,375	1,464
Fin. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2000-A, 6.00% 2018	4,395	4,762
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.50% 2007	1,520	1,553
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2011	1,500	1,532
Polk County, Rev. Bonds (Catholic Health Initiatives), Series 1997-A, 5.125% 2012	3,170	3,236
Fin. Auth., Rev. Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010 (escrowed to maturity)	590	603
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	5,000	5,446
Fin. Auth., Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016	680	694
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019	2,000	2,061
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program), Series 2006-H, 5.875% 2007	500	505
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.50% 2031	5,000	5,033
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	3,500	3,529
Higher Education Loan Auth., Rev. Anticipation Notes (Private Education Working Capital Loan Program, Iowa Wesleyan College), Series 2006-E, 5.70% 2007	500	505
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012 (preref. 2011)	1,500	1,627
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2013 (preref. 2011)	3,500	3,797
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,500	1,627
		44,353

KANSAS — 0.28%
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.125% 2026	1,000	1,051
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	955
City of Lawrence, Hospital Rev. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	566
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. — Southridge Project), Series 2002-C, 6.875% 2032	1,000	1,083
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	3,825	3,814
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 5.00% 2036	825	853
Unified Government of Wyandotte County/Kansas City, Tax-Exempt Sales Tax Special Obligation Rev. Ref. Bonds (Redev. Project Area B), Series 2005-B, 3.75% 2012	6,000	5,984
		14,306

KENTUCKY — 0.28%
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009 (escrowed to maturity)	5,250	5,571
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2008	630	637
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.60% 2009	3,305	3,353
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.70% 2010	490	499
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.75% 2011	2,190	2,231
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	2,000	2,033
		14,324

LOUISIANA — 2.20%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	6,000	6,431
Health Education Auth., Rev. Bonds (Lambeth House Project), Series 1996, 9.00% 2026 (preref. 2006)	4,500	4,609
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 5.50% 2010	2,280	2,272
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.15% 2018	2,000	2,019
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	3,950	3,984
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2011	2,070	2,154
Jefferson Parish Hospital Services Dist. No. 1, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2012	1,930	2,007
Jefferson Parish Hospital Services Dist. No. 2, Hospital Rev. Bonds (West Jefferson Medical Center), Series 1998-A, FSA insured, 5.25% 2011	2,000	2,093
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	11,500	13,146
Military Dept., Custodial Receipts, 5.00% 2021	10,435	10,827
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	8,500	9,009
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2014	3,495	3,894
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2015	3,825	4,305
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 1998-A, FSA insured, 5.75% 2018	4,000	4,567
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015	3,000	3,230
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2016	1,000	1,061
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2021	1,000	1,045
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2031	3,780	3,882
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	30,920	31,924
		112,459

MAINE — 0.11%
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	2,850	3,073
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.55% 2029 (preref. 2009)	2,575	2,779
		5,852

MARYLAND — 0.74%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,440	1,459
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	5,710	6,339
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,000	1,148
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2004, 5.00% 2015	7,485	8,143
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,180	2,567
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,112
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	2,172	2,241
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,430
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,505	1,536
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,259
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	3,225	3,414
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	2,000	2,222
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,062
		37,978

MASSACHUSETTS — 2.30%
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,023
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2014	675	722
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	3,500	3,886
G.O. Bonds, Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012	2,000	2,199
G.O. Bonds, Consolidated Loan of 2004, Series B, 5.25% 2022	5,000	5,633
G.O. Bonds, Consolidated Loan of 2005, Series B, 5.00% 2015	10,000	10,862
G.O. Ref. Bonds, Series 2003-D, 5.50% 2016	7,000	7,884
G.O. Ref. Bonds, Series 2003-D, 5.50% 2017	5,000	5,676
G.O. Ref. Bonds, Series 2003-D, 5.50% 2018	5,000	5,700
G.O. Bonds, Consolidated Loan of 2003, Series A, 5.25% 2017 (preref. 2013)	5,000	5,415
Health and Educational Facs. Auth., Demand Rev. Bonds (Amherst College Issue), Series H, 3.58% 2033 (put 2007)	5,000	4,999
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2015	2,500	2,718
Health and Educational Facs. Auth., Rev. Bonds (Lahey Clinic Medical Center Issue), Series 2005-C, FGIC insured, 5.00% 2016	5,945	6,437
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series K, 5.50% 2022	2,000	2,338
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,335	1,469
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,160
Housing Fin. Agcy., Housing Bonds, Series 2003-A, 3.90% 2010	6,520	6,495
Housing Fin. Agcy., Housing Bonds, Series 2003-B-1, 4.50% 2014	1,000	1,014
Housing Fin. Agcy., Housing Bonds, Series 2003-D, 4.20% 2010	1,715	1,724
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007	4,885	4,966
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2003-C, 5.25% 2013	2,000	2,187
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 4.00% 2012	10,005	10,190
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2017	3,000	3,413
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007 (escrowed to maturity)	115	117
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 4), MBIA insured, 5.25% 2015	2,000	2,146
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6), Series A, MBIA insured, 5.00% 2010	1,000	1,048
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds (Nuclear Project No. 6), Series A, MBIA insured, 5.25% 2015	5,000	5,380
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	3,976
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	5,674
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,125
		117,576

MICHIGAN — 2.60%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, MBIA insured, 5.00% 2031 (put 2011)	9,000	9,470
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Escanaba Paper Co. Project), Series 2002, 5.875% 2018 (preref. 2012)	4,500	5,008
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 2004-B-1, AMBAC insured, 5.25% 2016	2,000	2,169
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,184
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, FSA insured, 5.00% 2016	19,000	20,473
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	500	497
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2018	1,735	1,844
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	2,215	2,335
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,284
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,293
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2013	1,000	981
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.00% 2014	1,525	1,493
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.00% 2008	865	879
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sinai Hospital of Greater Detroit), Series 1995, 6.625% 2016	2,010	2,044
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.70% 2011 (preref. 2009)	2,985	3,200
Hospital Fin. Auth., Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.80% 2012 (preref. 2009)	1,075	1,156
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2014 (preref. 2013)	2,440	2,680
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2015 (preref. 2013)	5,000	5,491
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2003-A, 5.50% 2016 (preref. 2013)	2,500	2,745
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.00% 2008	1,215	1,225
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	2,400	2,439
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2003, 5.50% 2016	7,475	8,104
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	1,000	1,000
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2010	1,000	1,048
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2001, 5.25% 2011	1,285	1,355
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,000	1,055
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 5.30% 2033 (put 2006)	2,000	2,007
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-4, 5.375% 2033 (put 2007)	3,000	3,058
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	4,580	4,803
Kent Hospital Fin. Auth., Rev. and Ref. Bonds (Spectrum Health), Series 2005-B, 5.00% 2011	2,000	2,107
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.50% 2014 (preref. 2011)	1,000	1,090
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-B, 5.50% 2017 (preref. 2011)	1,100	1,199
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,485
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,562
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (YMCA Service Learning Academy Project), Series 2001, 7.75% 2031	4,150	4,529
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016	3,000	3,210
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, MBIA insured, 5.25% 2018	2,000	2,221
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.00% 2009	2,000	2,086
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016	3,000	3,245
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	4,000	4,336
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)	2,500	2,607
		132,997

MINNESOTA — 0.16%
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.25% 2017	1,750	1,773
Higher Education Facs. Auth., Rev. Bonds (St. John’s University), Series Six-G, 4.50% 2022	1,000	1,011
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013	1,180	1,186
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, GNMA/FNMA insured, 5.70% 2027	3,800	4,093
		8,063

MISSISSIPPI — 0.71%
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program), Series 2001-A, AMBAC insured, 5.00% 2031	7,500	8,039
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2020	1,000	1,064
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2021	1,225	1,300
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2006-A, XLCA insured, 5.00% 2026	5,565	5,855
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,182
G.O. Ref. Bonds, Series 2003-A, 5.25% 2014	4,000	4,390
G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	3,000	3,312
G.O. Ref. Bonds, Series 2003-A, 5.25% 2017	8,000	8,960
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project), Series 2000, FSA insured, 5.50% 2027	1,000	1,056
		36,158

MISSOURI — 0.22%
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,000	1,015
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,320
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	1,000	1,046
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project), Series 2006, MBIA insured, 5.00% 2020	1,620	1,739
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	6,066
		11,186

NEBRASKA — 0.14%
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.00% 2017	400	398
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.10% 2018	415	414
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2019	435	433
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.15% 2020	450	447
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.35% 2025	250	248
Hospital Auth. No. 2 of Douglas County, Rev. Bonds (Girls and Boys Town Project), Series 2005, 4.50% 2030	275	272
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-A, 8.00% 2012	71	55
City of Kearney, Industrial Dev. Rev. Bonds, Series 2003-B, 0% 2012	871	41
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2015	1,000	1,044
Board of Regents of the University of Nebraska, Rev. and Ref. Bonds (University of Nebraska-Lincoln Parking Project), Series 2005, 4.50% 2020	3,575	3,656
		7,008

NEVADA — 2.60%
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC insured, 5.00% 2036	10,000	10,356
Clark County, G.O. (Limited Tax) Bond Banks Bonds, Series 2001, FGIC insured, 5.50% 2016	3,000	3,245
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds, Series 1999, 7.50% 2019 (preref. 2009)	15,160	17,045
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	3,790	3,846
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-A, 6.30% 2021	995	1,033
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds, Series 2001-B, 6.75% 2021	1,625	1,689
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	1,740	1,802
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	2,315	2,399
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	5,370	5,574
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	9,695	10,501
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026	5,405	5,534
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020	185	203
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	1,595	1,650
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,295	1,447
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.10% 2012	1,540	1,592
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.55% 2017	3,510	3,639
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Improvement Bonds, 5.80% 2023	5,660	5,875
City of Henderson, Local Improvement Dist. No. T-16 (The Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 4.80% 2014	1,820	1,830
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2018	375	382
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2025	4,200	4,235
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,544
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	6,200	6,278
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.65% 2009	1,445	1,491
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	3,865	3,990
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,900	2,994
Housing Division, Single-family Mortgage Bonds, Series 1999-A-1, 4.75% 2012	160	160
City of Las Vegas, G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	2,855	3,065
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014	3,920	4,059
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.60% 2014	1,650	1,705
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.625% 2015	2,510	2,593
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 6.25% 2024	2,250	2,328
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.00% 2010	980	1,013
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.375% 2014	2,045	2,117
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local Improvement Bonds, Series 2001, 6.75% 2021	4,420	4,579
Las Vegas Monorail Project, Rev. Capital Appreciation Bonds, 1st Tier, Series 2000, AMBAC insured, 0% 2010	3,545	3,123
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Ref. Bonds, Series 2006-B, 5.10% 2022	1,120	1,137
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 4.00% 2008	200	201
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2021	1,330	1,390
Reno-Sparks Indian Colony, Governmental Bonds, Series 2006, 5.00% 2024	1,060	1,101
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016	3,105	3,350
		133,095

NEW HAMPSHIRE — 0.02%
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,066

NEW JERSEY — 4.50%
Certs. of Part., Series 2004-A, 5.00% 2010	6,500	6,769
Certs. of Part., Series 2004-A, 5.00% 2012	5,000	5,284
Certs. of Part., Series 2004-A, 5.00% 2013	9,625	10,231
Certs. of Part., Series 2004-A, 5.00% 2015	8,000	8,511
Certs. of Part., Series 2004-A, AMBAC insured, 5.00% 2017	5,000	5,310
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	2,000	2,179
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	10,250	11,249
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	9,500	10,560
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,174
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	6,500	7,630
Econ. Dev. Auth., First Mortgage Rev. Bonds (Winchester Gardens at Ward Homestead Project), Series 1996-A, 8.50% 2016 (preref. 2006)	4,000	4,112
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	2,295	2,344
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	3,000	3,046
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-A, 7.25% 2031	9,000	9,792
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.), Series 2001-B, 5.50% 2006	2,000	2,001
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.), Series 2000-A, 8.25% 2030	6,000	6,711
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010	1,000	1,012
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2017	2,000	2,145
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018	2,000	2,137
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018	1,500	1,637
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)	1,585	1,708
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-A, RADIAN insured, 5.25% 2016	4,740	5,113
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue, Series 2004-B, MBIA insured, 5.25% 2015	2,150	2,354
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	645	646
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	3,400	3,640
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	11,000	11,968
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2016	10,000	10,771
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2018	7,750	8,295
Transit Corp., Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2021	5,000	5,304
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	9,000	10,018
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2021	10,000	11,181
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2022	20,000	22,395
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,072
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, FGIC insured, 5.25% 2015	7,400	8,200
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020	4,000	4,228
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, 5.25% 2020	10,000	11,159
		229,886

NEW MEXICO — 0.34%
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2014	4,785	5,142
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2015	5,025	5,424
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project), Series 2005, AMBAC insured, 5.00% 2017	1,000	1,071
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 3.50% 2010	550	544
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,292
		17,473

NEW YORK — 8.31%
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured, 5.60% 2017	1,700	1,744
Dormitory Auth., Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017	1,745	1,825
Dormitory Auth., City University System Consolidated Third General Resolution Rev. Bonds, Series 1998-2, AMBAC insured, 5.50% 2008	2,000	2,065
Dormitory Auth., Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013	1,875	1,893
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,251
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-A, 7.50% 2013	3,500	4,243
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011	760	846
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1997, 6.00% 2007	3,000	3,048
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 5.25% 2023 (put 2012)	44,845	48,003
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue), Series 2002-B, 6.00% 2029 (put 2012)	10,000	11,079
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007	1,745	1,783
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008	1,295	1,332
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007	2,485	2,539
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010	20	21
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.375% 2009	1,270	1,321
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010	1,760	1,826
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-A, 6.00% 2007 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 5.60% 2008 (preref. 2007)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B, 6.00% 2007 (preref. 2007)	15	15
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,470	1,529
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	5	5
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,505	1,565
Dormitory Auth., Rev. Bonds (Kaleida Health), Series 2006, FHA insured, 4.60% 2027	15,300	15,300
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2013	2,710	2,889
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2014	3,275	3,505
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	1,495	1,607
Dormitory Auth., Secured Hospital Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007	2,000	2,014
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Bronx-Lebanon Hospital Center), Series 1998-E, MBIA insured, 5.20% 2014	8,520	8,822
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Brookdale Hospital), Series 1998-J, 5.125% 2009	2,500	2,586
Dormitory Auth., St. Luke’s-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A, FHA insured, 5.75% 2021	5,000	5,186
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2004-A, 5.00% 2011	2,580	2,721
Dormitory Auth., State University Educational Facs. Rev. Bonds, Series 1990-B, 7.50% 2011 (preref. 2010)	560	625
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Bonds, Series 2002-I, 5.25% 2016	2,295	2,488
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,721
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2015	2,000	2,176
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured, 5.50% 2016	2,605	2,832
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006	3,000	3,010
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2007	2,000	2,034
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010	1,750	1,805
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2012	8,615	9,297
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2013	1,500	1,625
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	4,500	4,905
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021	1,000	1,084
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-B, 5.00% 2035	2,000	2,085
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-C, 5.00% 2035	2,500	2,609
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,676
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024	8,000	8,511
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,086
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.25% 2014	1,000	1,097
City of New York, G.O. Bonds, Fiscal 2001 Series F, 5.25% 2011	6,260	6,681
City of New York, G.O. Bonds, Fiscal 2001 Series H, 5.25% 2016	3,510	3,734
City of New York, G.O. Bonds, Fiscal 2002 Series B, 5.50% 2012	7,810	8,431
City of New York, G.O. Bonds, Fiscal 2002 Series C, 5.25% 2021	6,720	7,094
City of New York, G.O. Bonds, Fiscal 2002 Series G, 5.625% 2013	5,000	5,464
City of New York, G.O. Bonds, Fiscal 2002 Series G, XLCA insured, 5.50% 2012	1,000	1,096
City of New York, G.O. Bonds, Fiscal 2004 Series G, 5.00% 2014	2,500	2,688
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	4,000	4,154
City of New York, G.O. Bonds, Fiscal 2004 Series I, 5.00% 2015	2,500	2,677
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2010	2,500	2,618
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2015	2,000	2,142
City of New York, G.O. Bonds, Fiscal 2005 Series H, 5.00% 2016	5,000	5,332
City of New York, G.O. Bonds, Fiscal 2005 Series J, 5.00% 2020	10,000	10,563
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2013	2,020	2,158
City of New York, G.O. Bonds, Fiscal 2005 Series M, 5.00% 2020	2,500	2,646
City of New York, G.O. Bonds, Fiscal 2006 Series J, Subseries J-1, 5.00% 2021	5,000	5,298
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	35,000	37,243
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	9,088
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-A, 5.00% 2027 (preref. 2007)	1,440	1,475
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	440	455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	705	729
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-B, 4.50% 2027	5,000	5,023
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018	420	432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2001-C, 5.375% 2015	2,000	2,147
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 2026[3]	20,300	21,917
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-B, 5.25%/10.00% 2029[3]	9,600	10,194
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1998-C, 5.00% 2018 (preref. 2008)	435	450
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2002, 5.50% 2015	13,250	14,427
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2015 (preref. 2012)	5,000	5,477
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.50% 2016 (preref. 2012)	7,000	7,668
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,218
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	2,000	2,052
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.50% 2020	3,000	3,473
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B-1, 5.00% 2010	3,000	3,136
Triborough Bridge and Tunnel Auth., General Purpose and Rev. Bonds, Series Y, 6.00% 2012	1,000	1,088
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.00% 2010	3,500	3,692
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2015	3,000	3,330
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2016	4,100	4,435
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	9,000	9,440
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.50% 2017 (put 2011)	10,000	10,662
Urban Dev. Corp., Correctional Capital Facs. Rev. Bonds, Series 7, 5.25% 2009 (preref. 2007)	1,375	1,410
		424,702

NORTH CAROLINA — 1.99%
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,366
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,317
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,496
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project), Series 1999, AMBAC insured, 4.60% 2010	1,000	1,039
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,270
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,351
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,000	2,101
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.00% 2008	10,720	11,169
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 7.25% 2007	5,425	5,486
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, MBIA insured, 6.00% 2026	2,500	3,071
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	4,450	4,685
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.60% 2015	2,500	2,635
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.65% 2016	2,000	2,111
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	4,775	5,049
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	3,500	3,815
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,062
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	2,500	2,684
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,135
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2016	2,500	2,662
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	5,250	5,579
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.375% 2010	1,000	1,047
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,992
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,000	2,176
G.O. Bonds, Certs. of Part. (Repair and Renovation Project), Series 2004-B, 5.00% 2014	5,000	5,367
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-A, MBIA insured, 6.00% 2008	3,935	4,059
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.625% 2010	1,475	1,601
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, AMBAC insured, 5.25% 2015	2,000	2,161
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2016	3,000	3,241
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project), Series 1999, MBIA insured, 5.25% 2011	1,995	2,102
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2023	1,125	1,189
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2024	1,155	1,220
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.00% 2024	1,185	1,252
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.125% 2021	500	537
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project), Series 2006, MBIA insured, 5.125% 2022	1,040	1,114
University of North Carolina at Chapel Hill, General Rev. and Rev. Ref. Bonds, Series 2005-A, 4.25% 2019	3,265	3,321
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2014	1,900	2,047
City of Wilmington, Certs. of Part., Series 2005-A, AMBAC insured, 5.00% 2015	1,155	1,251
		101,760

OHIO — 1.31%
Building Auth., State Facs. Ref. Bonds (Adult Correctional Building Fund Projects), Series 2004-C, MBIA insured, 5.25% 2017	10,000	11,157
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,842
General Receipts Bonds, Series 2005-A, 4.25% 2020	1,000	1,005
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008	6,380	6,473
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.50% 2037 (put 2011)	1,000	1,020
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,092
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 5.05% 2037 (put 2016)	2,300	2,446
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2015	1,070	1,152
Higher Educational Fac., Rev. Bonds (College of Wooster 2005 Project), 5.00% 2020	1,655	1,746
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2011	545	549
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.875% 2012	620	623
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 3.90% 2014	670	668
Higher Educational Fac., Rev. Bonds (Ohio Northern University 2005 Project), 4.00% 2015	695	695
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998, RADIAN insured, 4.60% 2007	2,175	2,190
County of Lorain, Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021	2,000	2,011
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,000	1,084
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2016	2,665	2,868
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2015	2,950	3,196
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2016	3,880	4,188
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group), Series 2005-B, AMBAC insured, 5.00% 2020	8,510	9,035
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2021	1,660	1,760
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center), Series 2006, 5.25% 2026	1,000	1,060
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group), Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,111
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022	415	453
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030	665	721
County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group), Series 2006, 5.125% 2021	1,000	1,060
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2022 (preref. 2010)	835	929
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group), Series 2000-B, 6.375% 2030 (preref. 2010)	1,335	1,485
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds (Water Quality), Series 2002, 5.25% 2015 (preref. 2012)	2,000	2,166
		66,785

OKLAHOMA — 0.33%
Comanche County Hospital Auth. (Lawton), Hospital Rev. Ref. Bonds, Series 2005, RADIAN insured, 5.25% 2015	1,000	1,089
Health System Rev. Bonds (Baptist Medicine Center of Oklahoma), Series 1995-C, AMBAC insured, 6.375% 2009 (escrowed to maturity)	2,500	2,531
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009	2,500	2,658
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	2,450	2,481
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,053
Tulsa Industrial Auth., Hospital Rev. Ref. Bonds (St. John Medical Center Project), Series 1996, 5.375% 2017	3,000	3,033
Tulsa Industrial Auth., Student Housing Rev. Bonds (University of Tulsa), Series 2006, 5.00% 2037	3,000	3,065
		16, 910

OREGON — 0.10%
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2020	3,830	3,984
Facs. Auth., Rev. Bonds (Linfield College Project), Series 2005-A, 5.00% 2025	1,000	1,033
		5,017

PENNSYLVANIA — 2.17%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue), Series 1998-A, AMBAC insured, 5.00% 2010	2,705	2,827
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (Catholic Health East Issue), Series 1998-A, AMBAC insured, 5.50% 2008	1,000	1,039
Delaware County Auth., Rev. Bonds (Catholic Health Systems), Series A, AMBAC insured, 5.00% 2010	2,465	2,577
Allegheny County Hospital Dev. Auth., UPMC Health System Rev. Ref. Bonds, Series 1999-B, AMBAC insured, 5.25% 2008	5,160	5,346
Allegheny County, Certs. of Part. (ACJCT Fac. Holdings LP), AMBAC insured, 5.00% 2019	2,150	2,242
Port Auth. of Allegheny County, Special Rev. Ref. Transportation Bonds, Series 2001, FGIC insured, 5.50% 2015	1,000	1,082
Redev. Auth. of Allegheny County, Redev. Bonds (Pittsburgh Mills Project), Series 2004, 5.60% 2023	1,750	1,827
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.), Series 2005-A, 6.25% 2035	1,000	1,065
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health System), Series 1997-B, 5.375% 2027	4,150	4,274
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.00% 2009	1,000	1,028
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.00% 2010	1,000	1,028
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1997-A, 5.50% 2008	2,000	2,057
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev. Bonds (Jefferson Health System), Series 1999-A, 5.00% 2018	1,475	1,517
Erie County Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009	2,200	2,252
Harrisburg Auth., Dauphin County, Recovery Fac. Rev. Bonds, Series D, Subseries D-2, FSA insured, 5.00% 2033 (put 2013)	10,500	11,194
Higher Educational Facs. Auth., Rev. Bonds (UPMC Health System), Series 1999-A, FSA insured, 5.00% 2009	2,000	2,076
Higher Educational Facs. Auth., Trustees of the University of Pennsylvania Rev. Bonds, Series 2005-C, 4.50% 2030	3,500	3,503
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009	1,225	1,262
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	3,125	3,256
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,500	2,649
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement Life Communities, Inc. Obligated Group), Series 1998, 5.25% 2028	17,500	17,854
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.625% 2012	2,000	2,049
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-B, 5.75% 2017	2,000	2,048
Montgomery County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds (Adult Communities Total Services, Inc. Obligated Group), Series 1996-A, 5.875% 2022	2,890	2,955
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1993-A, 6.50% 2008	6,740	6,933
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009	1,000	1,024
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	2,815	2,870
School Dist. of Philadelphia, G.O. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	7,500	8,005
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.25% 2013	2,500	2,543
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,898
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group), Series 2000-B, 8.125% 2030 (preref. 2010)	6,500	7,575
		110,855

PUERTO RICO — 0.57%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	840	880
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2014	1,000	1,064
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,205
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	7,500	8,111
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	10,000	10,751
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,073
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,700	1,824
Public Improvement G.O. Ref. Bonds, Series 2003-C, 5.00% 2018 (put 2008)	2,000	2,035
		28,943

RHODE ISLAND — 0.88%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,441
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,233
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A, MBIA insured, 5.75% 2012	4,850	5,391
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021	210	231
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, 5.00% 2012	1,400	1,475
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2016	9,030	9,809
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2017	7,145	7,725
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2018	7,360	7,923
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2006-A, FSA insured, 5.00% 2026	$ 3,000	$ 3,152
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2002, 6.375% 2021 (preref. 2012)	1,290	1,474
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,339
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2016	1,750	1,876
		45,069

SOUTH CAROLINA — 2.23%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2005, 5.50% 2016	13,450	15,068
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2015	5,000	5,410
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	4,845	5,113
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2019	2,145	2,312
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020	7,500	8,065
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2021	9,535	10,231
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2022	5,000	5,353
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds (Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2031	5,000	5,214
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project), Series 1998-A, MBIA insured, 5.25% 2010	2,785	2,924
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 1999-A, 5.125% 2012	3,000	3,128
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034	320	360
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	2,000	2,119
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	3,097
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds (Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2021	2,500	2,658
Kershaw County Public Schools Foundation, Installment Purchase Rev. Bonds (Kershaw County School Dist., South Carolina Project), Series 2006, CIFG insured, 5.00% 2022	2,500	2,651
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds, Series 2006, 5.45% 2037	1,700	1,724
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.00% 2009	1,000	1,042
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds, Series 1997, FSA insured, 5.50% 2007	2,000	2,044
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2014	500	536
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2015	500	538
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2016	1,000	1,078
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds (Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,068
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC insured, 6.25% 2021	4,640	5,642
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	8,420	8,623
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	17,290	18,306
		114,304

SOUTH DAKOTA — 0.28%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	2,714
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2007	2,045	2,072
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2009	4,010	4,108
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue), Series 1999, MBIA insured, 5.00% 2010	4,175	4,277
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2002-F, 4.30% 2014	1,030	1,046
		14,217

TENNESSEE — 3.16%
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,651
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,004
Health, Educational and Housing Facs. Board of the County of Knox, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Healthcare Partners), Series 2001-A, 4.70% 2013	1,150	1,190
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013	2,000	2,268
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds (Saturn Corp. Project), Series 1994, 6.50% 2024	2,000	2,020
City of Memphis, Electric System Rev. Bonds, Series 2003-A, 5.00% 2006	5,000	5,017
City of Memphis, Electric System Rev. Bonds, Series 2003-A, MBIA insured, 5.00% 2012	1,500	1,609
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2001, 5.00% 2009	1,500	1,540
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.), Series 2002, 5.05% 2012	10,900	11,445
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	3,550	3,995
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020 (preref. 2012)	5,950	6,697
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care), Series 2004-A, 5.00% 2020 (put 2008)	14,000	14,312
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011	3,750	3,074
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,255	1,421
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	745	844
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	6,000	6,795
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2014 (preref. 2012)	2,360	2,735
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2002, 6.75% 2016 (preref. 2012)	2,690	3,118
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2011	6,000	6,311
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds (Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	3,000	3,191
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	5,000	5,370
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2016	7,500	8,070
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	3,000	3,301
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,038
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	30,000	33,225
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2021	10,000	11,095
		161,336

TEXAS — 13.93%
Abilene Independent School Dist. (Taylor and Jones Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2020	2,795	2,972
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2014	2,830	3,112
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony’s Hospital Corp. Project), Series 1998, FSA insured, 5.50% 2015	6,320	6,974
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,146
City of Austin (Travis and Williamson Counties), Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011	1,000	1,062
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2001, FSA insured, 5.75% 2016	35	38
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2001, FSA insured, 5.75% 2016 (preref. 2011)	6,765	7,381
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.00% 2010	1,705	1,748
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2009	1,620	1,672
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028	9,400	9,594
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Dow Chemical Co. Project), Series 2002-B-3, 5.15% 2033 (put 2009)	6,600	6,769
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D, 5.40% 2029 (put 2014)	2,000	2,131
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, 5.50% 2022 (put 2011)	14,000	14,847
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Inc. Project), MBIA insured, 4.90% 2015	2,860	3,060
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,500	3,594
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2018	1,000	1,069
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2019	5,000	5,323
Brownsville Independent School Dist. (Cameron County), Unlimited Tax G.O. Bonds, Series 2006, 5.00% 2021	3,000	3,175
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	2,285	2,460
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC insured, 5.00% 2035	2,500	2,590
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016	1,965	2,103
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. Bonds, Capital Appreciation Bonds, Series 1993-A, 0% 2013	6,675	5,182
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016 (preref. 2012)	1,535	1,656
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012	500	509
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. Bonds, Series 2005, 5.00% 2016	5,335	5,763
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2014	3,400	3,571
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012 (preref. 2008)	500	510
City of Dallas, G.O. Limited Tax Bonds, 5.00% 2015 (preref. 2011)	2,000	2,113
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009	1,285	1,338
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds, Series 2005, 5.00% 2015	5,720	6,122
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2013	2,465	2,651
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A, 5.375% 2015	3,725	4,001
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2017	2,000	2,177
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2022	5,000	5,350
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2016	2,415	2,605
Dickinson Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse and Ref. Bonds, Series 2005, 5.00% 2017	3,660	3,932
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,050	2,222
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2015 (preref. 2011)	2,150	2,330
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001, 5.50% 2016 (preref. 2011)	1,125	1,219
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,850
Frisco Independent School Dist. (Collin and Denton Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-C, 5.00% 2016	1,570	1,698
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2013	2,170	2,293
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds, Series 2001, 5.50% 2015	2,420	2,561
Georgetown Independent School Dist. (Williamson County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,157
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A, 6.375% 2029 (preref. 2011)	13,900	15,638
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2015	3,120	3,361
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2004-A, 5.25% 2016	3,000	3,219
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.25% 2008	1,890	1,940
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2011	5,000	5,368
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2014	4,790	5,281
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Hospital System Project), Series 1998, FSA insured, 5.50% 2015	10,325	11,462
Harris County Health Facs. Dev. Corp., Rev. Bonds (CHRISTUS Health), Series 1999-A, MBIA insured, 5.50% 2010 (preref. 2009)	3,380	3,583
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.25% 2008	2,500	2,559
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2020 (preref. 2011)	4,000	4,330
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2021 (preref. 2011)	5,740	6,213
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2014 (preref. 2011)	1,000	1,088
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2015 (preref. 2011)	2,500	2,720
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2016 (preref. 2011)	2,700	2,938
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.625% 2018 (preref. 2011)	2,000	2,176
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2015 (preref. 2012)	1,000	1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2016 (preref. 2012)	1,000	1,096
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.50% 2018 (preref. 2012)	1,105	1,211
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.00% 2010	2,000	2,103
Harris County, Permanent Improvement and Ref. Bonds, Series 2002, 5.25% 2016	2,700	2,908
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015	970	1,042
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, FSA insured, 5.00% 2032 (put 2012)	15,575	16,565
Harris County, Unlimited Tax Road Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,530	1,653
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	1,740	1,817
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	335	352
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2010	1,000	1,022
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2014	1,000	1,027
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.00% 2022	3,000	3,114
City of Houston, Airport System Rev. Bonds, Series 2002-A, FSA insured, 5.50% 2015	3,000	3,249
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2016	5,000	5,446
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2035	13,000	13,559
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2005-A, FSA insured, 5.25% 2015	11,885	13,144
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019	845	475
City of Houston, Water and Sewer System Bonds, Series 1998-A, FSA insured, 0% 2019 (escrowed to maturity)	2,155	1,218
Houston Independent School Dist. (Harris County), G.O. Limited Tax School Building Bonds, Series 2005, FSA insured, 5.00% 2032	20,000	20,788
Hurst-Euless-Bedford Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,750	3,000
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021	3,520	3,688
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2015	1,290	1,383
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Limited Tax Ref. Bonds, Series 2001, 5.50% 2016	1,805	1,937
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds, Series 2003-A, 5.00% 2016	2,575	2,747
La Joya Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2016	4,315	4,654
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015	580	621
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, AMBAC insured, 5.00% 2017	1,000	1,070
Laredo Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.375% 2015 (preref. 2011)	1,420	1,532
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2015	2,000	2,132
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016	385	413
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building Bonds, Series 2005, 5.00% 2016	3,130	3,376
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School Building and Ref. Bonds, Current Interest Bonds, Series 2001, 5.50% 2016 (preref. 2011)	2,250	2,423
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2001, 5.125% 2016	2,075	2,202
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,078
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds, Series 2006-A, 5.00% 2020	1,995	2,135
Northeast Medical Clinic, Hospital Auth. (County of Humble), Rev. Bonds, FSA insured, 6.25% 2012	1,000	1,118
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014	1,885	2,021
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016	2,560	2,745
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2017	2,695	2,878
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2018	2,835	3,027
Northside Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014 (preref. 2011)	2,115	2,277
Plano Independent School Dist. (Collin County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	17,265	18,693
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2028	1,000	1,017
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2006-A, ACA insured, 5.00% 2036	1,500	1,518
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016	2,540	2,729
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,566
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2015	1,500	1,628
Transportation Commission, G.O. Mobility Fund Bonds, Series 2006, 5.00% 2017	7,500	8,136
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,703
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,083
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2015 (preref. 2011)	2,000	2,167
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School Building Bonds, Series 2001-A, 5.50% 2016 (preref. 2011)	2,500	2,709
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	1,000	1,060
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	8,000	8,415
City of San Antonio, Bexar County, Water System Rev. Ref. Bonds, Series 2001, 5.00% 2016	1,000	1,053
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	4,000	4,317
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011	5,000	5,324
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015	3,300	3,447
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2002, 5.375% 2015	24,000	26,618
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2017	10,000	10,718
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.00% 2018	7,000	7,477
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016	3,360	3,618
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 1998-A, 5.25% 2015 (preref. 2009)	1,775	1,860
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2005, 5.375% 2016 (preref. 2012)	1,290	1,394
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2016	10,000	10,954
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	3,930	4,165
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015	475	504
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	70	74
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2015 (preref. 2011)	4,950	5,277
City of San Antonio, General Improvement Ref. Bonds, Series 2001, 5.25% 2016 (preref. 2011)	8,385	8,939
City of San Antonio, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2034 (put 2008)	12,700	12,995
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, MBIA insured, 5.00% 2019	6,170	6,573
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2013	4,260	4,567
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B, 5.375% 2015	4,390	4,709
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2015 (preref. 2011)	1,515	1,634
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2001-A, 5.375% 2016 (preref. 2011)	1,705	1,839
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2017	1,485	1,595
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2019	2,805	2,991
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds, Series 2006-A, 5.00% 2020	3,465	3,685
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	8,806
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2015	3,875	4,130
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and Ref. Bonds, Series 2001, 5.375% 2016	3,070	3,272
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2014	1,030	1,110
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2015	1,085	1,175
Springtown Independent School Dist. (Parker and Wise Counties), Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2016	1,140	1,230
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,576
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007	4,000	4,033
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.75% 2015	3,000	3,375
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2011	1,775	1,861
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2019	5,500	5,697
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.25% 2022	3,000	3,181
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010	1,000	1,045
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2013	3,000	3,214
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2016	5,000	5,428
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Ref. Bonds, Series 2005, FSA insured, 5.00% 2018	7,285	7,787
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2014	1,535	1,579
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	15,000	16,200
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.50% 2025	1,000	1,010
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002, 5.00% 2008	11,000	11,263
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.00% 2014	1,330	1,345
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2004, 4.75% 2015	1,830	1,930
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2002-B, 5.25% 2015 (preref. 2012)	7,435	8,016
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2002-B, 5.25% 2016 (preref. 2012)	2,315	2,496
Board of Regents of the University of Texas System, Permanent University Fund Ref. Bonds, Series 2005-A, 5.00% 2015	3,985	4,339
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-B, 5.375% 2013 (preref. 2011)	2,000	2,150
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2001-C, 5.375% 2016 (preref. 2011)	4,000	4,300
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2003-B, 5.375% 2016	1,000	1,095
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2016	14,570	15,914
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2006-B, 5.00% 2037	5,000	5,231
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016	7,280	8,075
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003, MBIA insured, 5.00% 2012	1,895	2,012
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015	1,500	1,605
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018	2,625	1,609
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2018	2,480	2,673
		712,361

UTAH — 0.49%
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.00% 2012	8,130	8,659
Salt Lake County, G.O. Ref. Bonds, Series 2001, 5.25% 2011	5,000	5,393
Salt Lake County, Sales Tax Rev. Bonds, Series 2005, 5.00% 2015	2,775	3,019
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program), Series 2001-A, 5.25% 2015 (preref. 2011)	3,000	3,228
Utah County, Alpine School Dist., G.O. School Building Bonds (Utah School Bond Guaranty Program), Series 2001-A, 5.25% 2016 (preref. 2011)	4,225	4,547
		24,846

VIRGINIA — 0.62%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	3,500	3,815
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	15,500	16,914
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,300	1,374
Hanover County Industrial Dev. Auth., Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009	1,000	1,078
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	892	905
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	895	953
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,465	2,577
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, MBIA insured, 5.00% 2010	1,000	1,041
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,060	2,176
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	1,000	1,028
		31,861

WASHINGTON — 6.02%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 4.75% 2028	21,940	22,135
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC insured, 5.25% 2021	5,500	6,142
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016	2,500	1,638
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.375% 2013	3,000	3,242
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2001-A, FSA insured, 5.50% 2016	13,000	14,135
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2003-A, 5.50% 2015	3,000	3,364
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	10,000	10,842
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2016	10,000	10,799
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	7,000	7,606
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,394
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2015	5,000	5,420
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2002-A, MBIA insured, 5.50% 2016	5,000	5,467
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2013	2,000	2,209
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,225
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016	7,000	7,653
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2001-A, FSA insured, 5.50% 2017	5,000	5,415
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 1), Series 1997-B, 5.125% 2014	5,000	5,150
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1993-B, FSA insured, 5.65% 2008	3,030	3,142
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1994-A, 6.00% 2007	19,900	20,293
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 2), Series 1998-A, 5.00% 2012	2,000	2,082
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-A, MBIA insured, 0% 2013	4,000	3,054
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,527
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008	4,670	4,807
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	16,000	17,121
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2004-A, 5.25% 2008 (escrowed to maturity)	330	340
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2013	1,445	1,552
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, MBIA insured, 5.00% 2014	1,000	1,078
G.O. Bonds, Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017	5,000	5,263
G.O. Bonds, Series 2003-A, 5.00% 2013	1,260	1,342
Various Purpose G.O. Bonds, Series 2001-C, 5.00% 2010	7,310	7,625
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,706
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,433
Public Utility Dist. No. 2 of Grant County, Priest Rapids Hydroelectric Dev. Rev. and Ref. Bonds, Series 2005-A, FGIC insured, 5.00% 2018	1,725	1,856
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012	1,500	1,623
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, ASSURED GUARANTY insured, 5.00% 2021	3,025	3,195
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.50% 2011	6,565	7,087
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2014	3,000	3,249
Health Care Facs. Auth., Rev. Bonds (Providence Health System), Series 2001-A, MBIA insured, 5.625% 2015	8,635	9,272
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	325	358
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012 (escrowed to maturity)	270	298
King County, Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002, 5.50% 2012	2,405	2,648
King County, Sewer Rev. Ref. Bonds, Series 2001, FGIC insured, 5.25% 2015	2,000	2,144
King County, Sewer Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.50% 2015	4,500	4,884
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2013	2,000	2,157
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds, Series 2005-A, FSA insured, 5.00% 2020	2,295	2,453
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2013	3,835	4,058
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.00% 2014	4,040	4,262
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.25% 2015	4,255	4,543
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2016	4,485	4,803
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2017	4,440	4,743
City of Seattle, Limited Tax G.O. Bonds, 2001 (Various Purposes), 5.375% 2018	2,000	2,137
City of Seattle, Limited Tax G.O. Improvement and Ref. Bonds, Series 2005, 5.00% 2016	5,755	6,240
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012	2,000	2,149
City of Seattle, Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2016	5,000	5,352
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2016	3,080	3,464
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2018	7,920	8,991
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2019	3,630	4,132
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured, 5.25% 2012	2,250	2,442
		307,741

WISCONSIN — 1.26%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	2,000	2,111
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,655	27,343
G.O. Bonds, Series 1999-A, 5.00% 2012 (preref. 2009)	3,390	3,513
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010	3,225	3,457
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 1998, AMBAC insured, 5.625% 2015	1,130	1,265
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2014 Series 2001, 5.625% 2014	90	98
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2015	100	109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2014 (preref. 2011)	910	997
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group), Series 2001, 5.625% 2015 (preref. 2011)	1,000	1,096
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.80% 2010	1,110	1,136
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1998, 4.90% 2011	1,165	1,197
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.125% 2016	1,000	1,028
Health and Educational Facs. Auth., Rev. Bonds (The Monroe Clinic, Inc.), Series 1999, 5.375% 2022	2,000	2,055
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2005, AMBAC insured, 5.00% 2015	1,025	1,104
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017	375	381
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project), Series 1991-E, FGIC insured, 6.90% 2021	6,000	7,797
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009	9,645	9,963
		64,650

Total bonds & notes (cost: $4,698,838,000)		4,865,085

Short-term securities — 4.65%

City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 3.60% 2037[4]	600	600
Town of Hurley, New Mexico, Pollution Control Rev. Bonds (Kennecott Santa Fe Corp. Project), Series 1985, 3.60% 2015[4]	1,000	1,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2006-A, 4.50% 6/27/2007	20,000	20,145
District of Columbia, Multi-Modal G.O. Ref. Bonds, Series 2002-D, MBIA insured, 3.44% 2031[4]	5,000	5,000
District of Columbia, Rev. Bonds (National Academy of Sciences Project), Series 1999-C, AMBAC insured, TECP, 3.50% 10/5/2006	2,000	2,000
District of Columbia, University Rev. Bonds (George Washington University Issue), Series 1999-C, MBIA insured, 3.44% 2029[4]	4,500	4,500
Florida Gulf Coast University Fncg. Corp., Capital Improvement Rev. Bonds, Series 2003, 3.44% 2033[4]	2,400	2,400
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. and Ref. Bonds (Genesis Rehabilitation Hospital Project), Series 1996, 3.58% 2021[4]	2,550	2,550
School Dist. of Palm Beach County, Florida, Sales Tax Rev. Notes, Series 2005, TECP, 3.55% 10/19/2006	5,500	5,500
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Bonds, Series 1986, AMBAC insured, 3.58% 2016[4]	7,400	7,400
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program), Series 2000-A, AMBAC/FGIC insured, TECP, 3.50% 10/11/2006	1,500	1,500
State of Florida, Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg. Program), Series 2000-D, AMBAC/FGIC insured, TECP, 3.55% 10/17/2006	1,565	1,565
City of Chicago, Illinois, Wastewater Transmission Rev. Bonds, Series 2004-A, MBIA insured, 3.41% 2039[4]	7,100	7,100
Illinois Fin. Auth., Demand Rev. Bonds (Proctor Hospital), Series 2006-B, 3.45% 2016[4]	1,500	1,500
Village of Romeoville, Will County, Illinois, Demand Rev. Bonds, Lewis University, Series 2006, 3.60% 2036[4]	1,000	1,000
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.57% 2030[4]	600	600
Maryland Health and Higher Educational Facs. Auth., Commerical Paper Notes (Johns Hopkins University Issue), Series A, 3.50% 10/6/2006	4,400	4,400
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland, G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 3.35% 2023[4]	1,700	1,700
Commonwealth of Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 1998-A, 3.35% 2016[4]	7,000	7,000
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 2001-C, 3.36% 2021[4]	2,100	2,100
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 3.41% 2030[4]	990	990
City of Minneapolis, Minnesota, Health Care System Rev. Ref. Bonds (Fairview Health Services), Series 2005-C, MBIA insured, 3.40% 2026[4]	9,000	9,000
Jackson County, Mississippi, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 3.57% 2023[4]	4,600	4,600
Port of Port Arthur Navigation Dist. of Jefferson County, Texas, Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 3.57% 2024[4]	3,740	3,740
State of Nebraska, Hospital Auth. No. 1 of Lancaster County, Health Facs. Rev. Bonds (Immanuel Health Systems — Williamsburg Project), Series 2000-A, 3.60% 2030[4,5]	1,280	1,280
State of New Mexico, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 6/29/2007[5]	20,000	20,148
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-8, 3.56% 2017[4]	1,200	1,200
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2001-B, 3.41% 2025[4]	1,100	1,100
Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2006-A, 3.57% 2019[4]	4,800	4,800
School Dist. of Philadelphia, Pennsylvania, Tax and Rev. Anticipation Notes, Series A of 2006-2007, 4.50% 6/29/2007[5]	20,000	20,150
State of Rhode Island, Health and Educational Building Corp., Educational Institution Rev. Bonds (Portsmouth Abbey School Issue), Series 2001, 3.58% 2031[4,5]	1,410	1,410
State of Rhode Island, Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2002-A, 3.58% 2032[4,5]	1,000	1,000
State of South Carolina, Greenville Hospital System Board of Trustees, Hospital Rev. Bonds, Series 2005-A, AMBAC insured, 3.39% 2035[4]	5,900	5,900
South Carolina Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 3.58% 9/6/2006	5,794	5,794
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2001, 3.58% 2031[4,5]	2,270	2,270
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2003, 3.58% 2033[4,5]	2,200	2,200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2004, 3.58% 2034[4,5]	7,030	7,030
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund), Series 2005, 3.58% 2035[4,5]	1,200	1,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, 3.58% 2032[4,5]	3,300	3,300
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, 3.58% 2034[4,5]	7,600	7,600
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2006, 3.58% 2036[4]	1,300	1,300
Harris County, Texas, G.O. Notes, Series C, TECP, 3.55% 10/13/2006	5,000	5,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.63% 9/12/2006	2,000	2,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.50% 10/12/2006	2,000	2,000
City of Houston, Texas, G.O. Notes, Series D, TECP, 3.55% 10/17/2006	3,500	3,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2006, 4.50% 8/31/2007	25,000	25,235
Upper Trinity Regional Water Dist. (Denton County), Texas, Regional Treated Water Supply System Rev. Notes, Series 2005-A, TECP, 3.48% 9/7/2006	1,000	1,000
Utah Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-2, TECP, 3.50% 10/4/2006	3,200	3,200
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.41% 2034[4]	400	400
Wisconsin State, G.O. Bonds, Series 2005-A, TECP, 3.55% 10/17/2006	3,800	3,800
City of Milwaukee, Wisconsin, School Rev. Anticipation Notes, Series 2005-M-6, 5.50% 9/7/2006	6,000	6,002

Total short-term securities (cost: $237,609,000)		237,709

Total investment securities (cost: $4,936,447,000)		5,102,794
Other assets less liabilities		9,644

Net assets		$5,112,438

1 Scheduled interest and/or principal payment was not received.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,736,000, which represented .13% of the net assets of the fund.
3 Step bond; coupon rate will increase at a later date.
4 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-919-1006-S6841

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
The Tax-Exempt Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") as of August 31, 2006, and for the year then ended and have issued our unqualified report thereon dated October 6, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of August 31, 2006 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 6, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA, INC.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: November 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: November 8, 2006